UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21558

Pioneer Short Term Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Short Term Income Fund

NQ | May 31, 2018

Ticker Symbol: Class A STABX Class C PSHCX Class C2 STIIX Class K STIKX Class Y PSHYX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 99.9%
	ASSET BACKED SECURITIES - 16.3% of Net Assets
224,089(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.149% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$213,305
334,836(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 2.119% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	327,451
268,051(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 2.119% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	249,959
400,000	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	400,383
250,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	248,866
17,612	Alterna Funding II LLC, Series 2015-1A, Class A, 2.5%, 2/15/24 (144A)	17,568
131,902	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	131,902
337,904	American Credit Acceptance Receivables Trust, Series 2016-4, Class B, 2.11%, 2/12/21 (144A)	337,417
177,759	American Credit Acceptance Receivables Trust, Series 2017-2, Class A, 1.84%, 7/13/20 (144A)	177,640
500,000	American Credit Acceptance Receivables Trust, Series 2017-3, Class B, 2.25%, 1/11/21 (144A)	498,520
25,869(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2004-R6, Class A1, 2.38% (1 Month USD LIBOR + 42 bps), 7/25/34	25,867
109,662(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R11, Class A2D, 2.29% (1 Month USD LIBOR + 33 bps), 1/25/36	109,638
462,260(a)	AMSR Trust, Series 2016-SFR1, Class C, 4.189% (1 Month USD LIBOR + 225 bps), 11/17/33 (144A)	465,255
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 3.619% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	302,202
700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	704,279
300,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	293,770
98,719(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 5.444% (1 Month USD LIBOR + 353 bps), 1/15/33	99,273
19,227(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.16% (1 Month USD LIBOR + 20 bps), 1/25/36	19,088
299,996	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class C, 3.41%, 4/20/20 (144A)	299,966
99,999	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class D, 4.05%, 5/20/20 (144A)	100,039
782,989	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	783,148
499,954	Axis Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	505,113
250,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	249,022
1,225,000(a)	BA Credit Card Trust, Series 2016-A1, Class A, 2.309% (1 Month USD LIBOR + 39 bps), 10/15/21	1,228,224
400,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.219% (1 Month USD LIBOR + 30 bps), 5/15/23	400,590
41,101(b)	Bayview Financial Asset Trust, Series 2003-AA, Class M1, 4.91%, 2/25/33 (144A)	40,986
56,813(a)	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 2.468% (1 Month USD LIBOR + 50 bps), 6/28/44	56,823
400,000	BCC Funding Corp. X, Series 2015-1, Class D, 4.544%, 12/21/20 (144A)	397,297
800,000	BCC Funding Corp. X, Series 2015-1, Class E, 5.523%, 1/20/21 (144A)	809,273
500,000	BCC Funding Corp. X, Series 2015-1, Class F, 6.985%, 8/21/23 (144A)	509,959
53,370(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.71% (1 Month USD LIBOR + 75 bps), 6/25/35	53,763
47,323(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.45% (1 Month USD LIBOR + 49 bps), 6/25/36	47,275
59,922(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.96% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	60,683
159,522	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	159,527
1,500,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 2.369% (1 Month USD LIBOR + 45 bps), 7/15/22	1,503,441
262,521(c)	CAM Mortgage Trust, Series 2016-2, Class A1, 3.25%, 6/15/57 (144A)	264,246
1,500,000(a)	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 2.369% (1 Month USD LIBOR + 45 bps), 2/15/22	1,504,644
271,632(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 2.14% (1 Month USD LIBOR + 18 bps), 2/25/36	271,151
28,339	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	28,161
238,461(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 2.58% (1 Month USD LIBOR + 62 bps), 1/25/33	234,827
280,387	Cent CLO, Series 2012-16A, Class A1BR, 2.52%, 8/1/24 (144A)	280,102
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 2.5% (1 Month USD LIBOR + 54 bps), 4/25/33	59,223
126,868(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 5.076%, 11/25/34	129,968
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
2,690,000(a)	Chase Issuance Trust, Series 2016-A1, Class A, 2.329% (1 Month USD LIBOR + 41 bps), 5/17/21	$2,697,384
92,934(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 3.069% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	93,205
372,154(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.259% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	371,968
208,333(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 3.198% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	208,640
600,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4, 2.385% (1 Month USD LIBOR + 42 bps), 7/24/20	600,300
200,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 2.359% (1 Month USD LIBOR + 43 bps), 9/10/20	200,200
100,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 2.189% (1 Month USD LIBOR + 25 bps), 1/19/21	100,110
750,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.293% (1 Month USD LIBOR + 37 bps), 8/8/24	752,099
36,974(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 2.98% (1 Month USD LIBOR + 102 bps), 11/25/34	37,156
142,793	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	142,049
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	418,704
200,000(a)	Colony Starwood Homes Trust, Series 2016-1A, Class C, 4.589% (1 Month USD LIBOR + 265 bps), 7/17/33 (144A)	200,904
400,000(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.669% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	400,399
250,000	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	252,632
219,456	Conn Funding II LP, Series 2017-B, Class A, 2.73%, 7/15/20 (144A)	219,411
465,515	Conn's Receivables Funding LLC, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	468,275
453,649(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.419% (1 Month USD LIBOR + 150 bps), 5/15/32	451,276
387,978(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 3.06% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	379,238
384,528(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 2.86% (1 Month USD LIBOR + 90 bps), 5/25/35	384,949
181,000	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77%, 8/17/20 (144A)	182,012
300,000	CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48%, 9/15/20 (144A)	299,570
250,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	252,351
251,643	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	250,762
104,949	Diamond Resorts Owner Trust, Series 2013-2, Class B, 2.62%, 5/20/26 (144A)	104,867
18,438	Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 (144A)	18,374
1,500,000(a)	Discover Card Execution Note Trust, Series 2017-A3, Class A3, 2.149% (1 Month USD LIBOR + 23 bps), 10/17/22	1,499,999
132,666(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.76% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	137,590
400,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21 (144A)	400,633
600,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21	599,097
500,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.25%, 6/15/21	498,857
300,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.3%, 5/17/21	299,127
185,168(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.198% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	187,221
662,909(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.848% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	665,828
400,000	DT Auto Owner Trust, Series 2017-1A, Class B, 2.26%, 2/16/21 (144A)	399,589
500,000	DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21 (144A)	499,275
161,922(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 2.96% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	163,704
400,000	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	400,625
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	484,116
400,000	Engs Commercial Finance Trust, Series 2018-1A, Class B, 3.8%, 2/22/23 (144A)	400,143
200,000	Engs Commercial Finance Trust, Series 2018-1A, Class C, 4.05%, 2/22/23 (144A)	200,043
210,731	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	209,815
119,639(b)	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class AF4, 4.624%, 7/25/34	119,411
200,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03%, 1/17/23 (144A)	198,203
815,279(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.45% (1 Month USD LIBOR + 49 bps), 2/25/36	806,225
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
13,774(a)	First Franklin Mortgage Loan Trust, Series 2003-FFC, Class M1, 3.26% (1 Month USD LIBOR + 130 bps), 11/25/32	$13,758
200,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	199,508
500,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	490,451
143,349	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 3/9/47 (144A)	142,564
20,000	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/20 (144A)	20,126
264,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.43%, 6/15/21 (144A)	262,859
552,636	Flagship Credit Auto Trust, Series 2017-2, Class A, 1.85%, 7/15/21 (144A)	549,635
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	489,062
300,212	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	299,860
293,098	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	291,444
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	499,730
137,180(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 2.26% (1 Month USD LIBOR + 30 bps), 12/25/29	134,923
273,826(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.19% (1 Month USD LIBOR + 23 bps), 1/25/36	272,121
204,063(c)	GCAT LLC, Series 2017-1, Class A1, 3.375%, 3/25/47 (144A)	202,691
237,585(c)	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/22 (144A)	235,802
630,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	625,795
163,757(c)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	163,882
291,498(c)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	293,453
335,833(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 2.39% (1 Month USD LIBOR + 43 bps), 6/25/35	333,197
154,967(a)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 3.31% (1 Month USD LIBOR + 135 bps), 6/25/33	154,522
66,726(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.26% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	66,247
38,712(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.26% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	38,686
816,815	Hardee's Funding LLC, Series 2013-1A, Class A2, 4.474%, 3/20/43 (144A)	818,941
119,525	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	118,928
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.279% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	508,065
400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.429% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	401,482
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	401,271
200,708(b)	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	197,510
231,250	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	226,493
103,508(a)	Home Equity Mortgage Trust, Series 2004-2, Class M2, 3.61% (1 Month USD LIBOR + 165 bps), 8/25/34	102,728
75,595(c)	Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.821%, 4/25/35	76,050
500,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 4.339% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	502,367
67,607	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.94%, 11/15/19 (144A)	67,613
700,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.919% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	707,273
500,000	Hyundai Auto Receivables Trust, Series 2014-B, Class C, 2.1%, 11/15/19	499,410
82,136(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 2.792% (3 Month USD LIBOR + 50 bps), 9/27/35	79,472
36,957(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 2.96% (1 Month USD LIBOR + 100 bps), 6/25/28	36,868
67,818(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M2, 3.96% (1 Month USD LIBOR + 200 bps), 6/25/28	67,471
2,893(a)	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M2, 2.695% (1 Month USD LIBOR + 74 bps), 12/25/35	2,894
475,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	480,144
471,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class C, 2.83%, 4/15/22 (144A)	460,649
300,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class D, 3.1%, 4/15/22 (144A)	292,936
227,281(a)	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1, 2.42% (1 Month USD LIBOR + 46 bps), 1/25/46	227,350
59,302	MarketPlace Loan Trust, Series 2016-BS1, Class A, 4.5%, 1/15/21 (144A)	59,238
223,692(b)	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.5%, 5/20/30 (144A)	222,791
47,137(a)	Mastr Specialized Loan Trust, Series 2006-1, Class A, 2.26% (1 Month USD LIBOR + 30 bps), 1/25/36 (144A)	47,098
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
252,624	MVW Owner Trust, Series 2014-1A, Class B, 2.7%, 9/22/31 (144A)	$246,485
84,914	Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.61%, 2/20/21 (144A)	84,953
900,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	897,750
400,000(b)	Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.967%, 9/25/27 (144A)	402,500
316,000(b)	Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238%, 2/25/28 (144A)	316,049
104,244	Navitas Equipment Receivables LLC, Series 2015-1, Class B, 3.4%, 2/15/19 (144A)	104,249
150,000	Navitas Equipment Receivables LLC, Series 2015-1, Class C, 4.5%, 6/17/19 (144A)	150,081
600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	596,570
35,082(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	36,016
7,175(a)	New Century Home Equity Loan Trust, Series 2005-1, Class A2C, 2.66% (1 Month USD LIBOR + 70 bps), 3/25/35	7,177
800,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	791,074
468,566(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 4.96% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	467,923
400,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 3.019% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	402,853
346,894(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 2.74% (1 Month USD LIBOR + 78 bps), 5/25/33	345,887
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 3.535% (1 Month USD LIBOR + 158 bps), 12/25/34	565,887
2,404(a)	NovaStar Mortgage Funding Trust, Series 2005-2, Class M1, 2.605% (1 Month USD LIBOR + 65 bps), 10/25/35	2,404
1,056,085(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.572% (1 Month USD LIBOR + 68 bps), 1/25/36	1,054,450
16,549	NYCTL Trust, Series 2016-A, Class A, 1.47%, 11/10/29 (144A)	16,265
748,677(c)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	741,755
500,000	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.521%, 8/17/48 (144A)	500,873
500,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	495,670
400,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1, 3.536%, 9/15/48 (144A)	399,891
600,000	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 7/8/21 (144A)	599,472
300,000(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.695% (1 Month USD LIBOR + 74 bps), 8/25/35	299,848
56,234	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.87%, 3/10/27 (144A)	56,258
233,378(c)	OSAT Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (144A)	234,701
70,205(a)	Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 3.619% (1 Month USD LIBOR + 170 bps), 7/15/20 (144A)	70,440
152,385(a)	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2B, 2.729% (1 Month USD LIBOR + 80 bps), 5/11/20 (144A)	152,474
350,000	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (144A)	348,620
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.272% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	499,986
215,469(a)	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MHQ1, Class M2, 3.085% (1 Month USD LIBOR + 113 bps), 12/25/34	216,276
300,000(a)	PFS Financing Corp., Series 2017-AA, Class B, 2.869% (1 Month USD LIBOR + 95 bps), 3/15/21 (144A)	300,293
500,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 2.519% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	500,957
445,034(c)	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1, 4.4%, 9/25/34	448,397
795,871(c)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (144A)	791,340
869,126(c)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL4, Class A1, 3.25%, 8/27/32 (144A)	862,650
395,275(a)	Progress Residential Trust, Series 2016-SFR1, Class A, 3.439% (1 Month USD LIBOR + 150 bps), 9/17/33 (144A)	396,612
500,000(a)	Progress Residential Trust, Series 2016-SFR1, Class C, 4.439% (1 Month USD LIBOR + 250 bps), 9/17/33 (144A)	502,310
400,000(a)	Progress Residential Trust, Series 2016-SFR2, Class B, 3.689% (1 Month USD LIBOR + 175 bps), 1/17/34 (144A)	402,046
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	$291,262
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	326,278
110,529(a)	Quest Trust, Series 2004-X1, Class A, 2.62% (1 Month USD LIBOR + 66 bps), 3/25/34 (144A)	110,236
43,438(a)	RAAC Trust, Series 2006-RP2, Class A, 2.21% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	43,398
600,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.46% (1 Month USD LIBOR + 50 bps), 7/25/35	598,266
196,166(c)	RBSHD Trust, Series 2013-1A, Class A, 7.685%, 10/25/47 (144A)	189,703
578,020(c)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	575,260
14,276(a)	RFSC Trust, Series 2004-RP1A, Class M2, 4.21% (1 Month USD LIBOR + 225 bps), 11/25/42 (144A)	14,260
74,866(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 2.785% (1 Month USD LIBOR + 83 bps), 12/25/34	74,648
486,148	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	484,357
57,226	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 1/18/22 (144A)	57,213
264,394	Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (144A)	264,783
439,514	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	439,533
154,596	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	154,696
92,424(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 3.06% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	93,532
8,625(a)	Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 2.22% (1 Month USD LIBOR + 26 bps), 12/25/35	8,625
328,073(a)	Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D, 2.26% (1 Month USD LIBOR + 30 bps), 12/25/36	328,510
300,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.1%, 11/15/49 (144A)	298,558
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.089% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	501,506
8,391(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	8,499
263,817	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	263,772
7,468(c)	Terwin Mortgage Trust, Series 2005-14HE, Class AF2, 4.849%, 8/25/36	7,463
442,841(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.34% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	444,743
400,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	401,057
500,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	499,859
187,387	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	186,622
681,278(b)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	671,444
118,316(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	117,727
430,030(b)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	431,306
858,534(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.56% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	860,838
717,274	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	709,810
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.619% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	1,005,967
605,770(c)	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, 3.352%, 11/27/37 (144A)	603,464
850,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	847,010
206,103	Upstart Securitization Trust, Series 2017-1, Class A, 2.639%, 6/20/24 (144A)	205,650
165,712(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.41% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	165,712
180,087(c)	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.5%, 2/25/47 (144A)	179,960
263,297(c)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	262,866
283,336(c)	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 6/25/47 (144A)	281,916
605,090(c)	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.0%, 10/25/47 (144A)	600,274
435,228(c)	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (144A)	435,981
180,425	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	179,089
114,040	Westgate Resorts LLC, Series 2014-1A, Class A, 2.15%, 12/20/26 (144A)	113,471
627,219	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	631,882
90,924	Westgate Resorts LLC, Series 2015-2A, Class A, 3.2%, 7/20/28 (144A)	90,894
480,928	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	476,708
59,453	Westlake Automobile Receivables Trust, Series 2015-3A, Class C, 3.05%, 5/17/21 (144A)	59,527
427,780	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29%, 9/15/21 (144A)	428,435
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
1,000,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class D, 4.55%, 9/15/21 (144A)	$1,011,484
500,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	514,359
650,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	643,675
75,000	World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20	74,439
300,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	297,937
	TOTAL ASSET BACKED SECURITIES
	(Cost $78,549,111)	$78,519,434
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% of Net Assets
1,725,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.169% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$1,730,403
1,212,004(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 2.769% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	1,203,254
19,096(a)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.41% (1 Month USD LIBOR + 45 bps), 8/25/18	13,641
104,645(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.54% (1 Month USD LIBOR + 58 bps), 5/25/34	104,580
1,300,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.097% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	1,307,826
1,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, 3.019% (1 Month USD LIBOR + 110 bps), 6/15/28 (144A)	1,000,001
18,342(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 2.258% (1 Month USD LIBOR + 31 bps), 2/20/35	18,367
459,034(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 2.779% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	459,413
256,261(a)	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 2.127% (1 Month USD LIBOR + 23 bps), 6/26/47 (144A)	254,234
550,693(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 2.56% (1 Month USD LIBOR + 60 bps), 6/25/34	549,231
79,135(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 2.8% (1 Month USD LIBOR + 84 bps), 11/25/34	78,861
311,656(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 2.66% (1 Month USD LIBOR + 70 bps), 1/25/35	311,430
110,992(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 2.8% (1 Month USD LIBOR + 84 bps), 1/25/35	110,755
347,398(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 2.8% (1 Month USD LIBOR + 84 bps), 1/25/35	347,326
25,944(a)	Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 2.7% (1 Month USD LIBOR + 74 bps), 11/25/34	25,946
46,407(a)	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.46% (1 Month USD LIBOR + 50 bps), 3/25/35	46,378
1,147,874(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.5% (1 Month USD LIBOR + 54 bps), 8/25/35	1,147,234
398,861(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	397,431
44,917(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.977%, 6/25/30	45,992
491,129(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.668% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	493,471
900,000(a)	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.857% (1 Month USD LIBOR + 195 bps), 7/5/33 (144A)	902,554
542,624(a)	BX Trust, Series 2017-APPL, Class B, 3.069% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	543,645
1,000,000(a)	BX Trust, Series 2017-IMC, Class B, 3.319% (1 Month USD LIBOR + 140 bps), 10/15/32 (144A)	1,001,256
700,000(a)	BX Trust, Series 2017-SLCT, Class B, 3.119% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	701,324
700,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 2.809% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	699,996
141,240	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	142,819
237,543(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.773% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	237,600
1,000,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.889% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	1,000,938
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.197% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	849,998
86,885(b)	CHL Mortgage Pass-Through Trust, Series 2004-14, Class 4A1, 3.176%, 8/25/34	84,676
23,248	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	23,679
29,342(b)	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.047%, 12/10/49	29,305
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
300,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.219% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	$302,785
1,500,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class C, 4.019% (1 Month USD LIBOR + 210 bps), 9/15/27 (144A)	1,494,608
9,831	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	9,877
21,864	Citigroup Mortgage Loan Trust, Series 2010-4, Class 4A5, 5.0%, 10/25/35 (144A)	21,871
1,000,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 3.029% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	1,001,258
1,300,000(a)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.269% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	1,305,733
500,000(a)	Cold Storage Trust, Series 2017-ICE3, Class D, 4.019% (1 Month USD LIBOR + 210 bps), 4/15/36 (144A)	505,868
349,155(a)	COMM Mortgage Trust, Series 2014-FL4, Class C, 3.868% (1 Month USD LIBOR + 195 bps), 7/13/31 (144A)	350,561
1,410,000(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.161% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	1,404,380
400,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class A, 2.728% (1 Month USD LIBOR + 80 bps), 8/13/27 (144A)	400,126
820,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class C, 3.578% (1 Month USD LIBOR + 165 bps), 8/13/27 (144A)	819,742
1,850,000(a)	COMM Mortgage Trust, Series 2014-TWC, Class B, 3.528% (1 Month USD LIBOR + 160 bps), 2/13/32 (144A)	1,852,820
500,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	496,186
750,000(a)	COMM Mortgage Trust, Series 2017-DLTA, Class B, 2.859% (1 Month USD LIBOR + 94 bps), 8/15/35 (144A)	748,707
182,989	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	196,511
76,665	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	76,233
14,166	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1, 5.25%, 10/25/19	14,262
27,432(a)	CSMC Trust, Series 2006-CF3, Class A1, 2.5% (1 Month USD LIBOR + 54 bps), 10/25/36 (144A)	27,406
516,819(b)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	515,138
522,585(b)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	524,545
277,514(b)	CSMC, Series 2013-14R, Class 2A1, 2.5%, 10/27/37 (144A)	280,166
1,400,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 2.619% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	1,404,170
528,476(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.137%, 7/25/43	556,068
159,114(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2071, Class F, 2.419% (1 Month USD LIBOR + 50 bps), 7/15/28	160,735
118,564(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 2.469% (1 Month USD LIBOR + 55 bps), 4/15/27	120,042
274,982(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 2.419% (1 Month USD LIBOR + 50 bps), 7/15/31	277,137
354,348(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2362, Class F, 2.319% (1 Month USD LIBOR + 40 bps), 9/15/31	353,799
113,454(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 2.419% (1 Month USD LIBOR + 50 bps), 4/15/28	113,908
343,820(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2412, Class GF, 2.869% (1 Month USD LIBOR + 95 bps), 2/15/32	353,437
144,820(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2416, Class FG, 2.389% (1 Month USD LIBOR + 45 bps), 2/17/32	145,974
6,137(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2437, Class FD, 2.097% (1 Month USD LIBOR + 20 bps), 10/15/20	6,146
77,723(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 2.919% (1 Month USD LIBOR + 100 bps), 3/15/32	79,584
135,559(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 2.919% (1 Month USD LIBOR + 100 bps), 3/15/32	139,575
114,183(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 2.919% (1 Month USD LIBOR + 100 bps), 2/15/32	117,623
171,179(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 2.489% (1 Month USD LIBOR + 57 bps), 3/15/32	172,259
769,072(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class LF, 2.419% (1 Month USD LIBOR + 50 bps), 1/15/33	773,329
122,281(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 2.319% (1 Month USD LIBOR + 40 bps), 2/15/33	122,364
556,171	Federal Home Loan Mortgage Corp. REMICS, Series 2568, Class KG, 5.5%, 2/15/23	581,251
490,659(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2602, Class FH, 2.229% (1 Month USD LIBOR + 31 bps), 4/15/33	488,868
14,223(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FV, 2.319% (1 Month USD LIBOR + 40 bps), 12/15/32	14,241
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
8(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FX, 2.319% (1 Month USD LIBOR + 40 bps), 12/15/32	$8
1,752(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2664, Class GF, 2.519% (1 Month USD LIBOR + 60 bps), 8/15/18	1,753
421,874	Federal Home Loan Mortgage Corp. REMICS, Series 2666, Class OD, 5.5%, 8/15/23	443,052
101,796	Federal Home Loan Mortgage Corp. REMICS, Series 2685, Class CS, 4.0%, 10/15/18	101,963
20,263	Federal Home Loan Mortgage Corp. REMICS, Series 2764, Class OE, 4.5%, 3/15/19	20,303
40,812	Federal Home Loan Mortgage Corp. REMICS, Series 2776, Class QP, 4.0%, 1/15/34	40,893
271,087	Federal Home Loan Mortgage Corp. REMICS, Series 2790, Class TN, 4.0%, 5/15/24	277,195
518(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2802, Class FH, 2.369% (1 Month USD LIBOR + 45 bps), 9/15/33	518
47,575	Federal Home Loan Mortgage Corp. REMICS, Series 2855, Class WN, 4.0%, 9/15/19	47,714
99,301(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.169% (1 Month USD LIBOR + 25 bps), 1/15/35	99,466
95,677	Federal Home Loan Mortgage Corp. REMICS, Series 2930, Class DE, 4.5%, 2/15/20	95,760
40,954(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.169% (1 Month USD LIBOR + 25 bps), 8/15/35	40,965
173,118(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3085, Class VF, 2.239% (1 Month USD LIBOR + 32 bps), 12/15/35	172,492
28,563(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.219% (1 Month USD LIBOR + 30 bps), 1/15/36	28,543
99,703(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.219% (1 Month USD LIBOR + 30 bps), 2/15/36	99,696
276,736(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3136, Class LF, 2.269% (1 Month USD LIBOR + 35 bps), 4/15/36	277,065
53,425(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 2.219% (1 Month USD LIBOR + 30 bps), 4/15/36	53,380
68,327(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.339% (1 Month USD LIBOR + 42 bps), 6/15/36	68,459
103,382(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.419% (1 Month USD LIBOR + 50 bps), 7/15/36	103,921
36,863(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 2.239% (1 Month USD LIBOR + 32 bps), 11/15/36	36,829
94,819(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.269% (1 Month USD LIBOR + 35 bps), 11/15/36	94,728
43,688(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.269% (1 Month USD LIBOR + 35 bps), 11/15/36	43,647
97,599(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 2.169% (1 Month USD LIBOR + 25 bps), 8/15/36	97,629
377,660(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 2.219% (1 Month USD LIBOR + 30 bps), 1/15/37	375,590
159(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3335, Class BF, 2.069% (1 Month USD LIBOR + 15 bps), 7/15/19	159
125,872(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.499% (1 Month USD LIBOR + 58 bps), 10/15/37	127,327
205,049(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 2.294% (1 Month USD LIBOR + 38 bps), 11/15/37	205,449
97,432	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	98,658
470,493	Federal Home Loan Mortgage Corp. REMICS, Series 3527, Class DA, 4.0%, 4/15/29	482,434
1,105,599	Federal Home Loan Mortgage Corp. REMICS, Series 3581, Class B, 4.0%, 10/15/24	1,130,120
114,319(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 2.619% (1 Month USD LIBOR + 70 bps), 12/15/39	116,449
731,920	Federal Home Loan Mortgage Corp. REMICS, Series 3693, Class BD, 3.0%, 7/15/25	733,483
84,703	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	84,004
464,765	Federal Home Loan Mortgage Corp. REMICS, Series 3707, Class HB, 4.0%, 8/15/25	475,383
65,679	Federal Home Loan Mortgage Corp. REMICS, Series 3722, Class AK, 1.75%, 9/15/20	64,992
82,950	Federal Home Loan Mortgage Corp. REMICS, Series 3726, Class BA, 2.0%, 8/15/20	82,310
1,255,470	Federal Home Loan Mortgage Corp. REMICS, Series 3726, Class PA, 3.0%, 8/15/40	1,258,676
359,518	Federal Home Loan Mortgage Corp. REMICS, Series 3737, Class MA, 1.5%, 10/15/22	350,416
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
290,827	Federal Home Loan Mortgage Corp. REMICS, Series 3737, Class NA, 3.5%, 6/15/25	$293,745
342,175	Federal Home Loan Mortgage Corp. REMICS, Series 3741, Class TA, 3.5%, 3/15/25	344,822
529,934	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class BP, 3.5%, 8/15/25	535,667
102,807(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 2.169% (1 Month USD LIBOR + 25 bps), 8/15/25	102,785
864,588	Federal Home Loan Mortgage Corp. REMICS, Series 3753, Class AS, 3.5%, 11/15/25	877,990
69,611	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	69,160
582,476	Federal Home Loan Mortgage Corp. REMICS, Series 3763, Class NE, 2.5%, 5/15/25	579,546
47,021(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.219% (1 Month USD LIBOR + 30 bps), 2/15/39	47,166
1,513	Federal Home Loan Mortgage Corp. REMICS, Series 3772, Class BM, 3.5%, 10/15/18	1,513
723,742	Federal Home Loan Mortgage Corp. REMICS, Series 3773, Class PA, 3.5%, 6/15/25	731,327
43,075	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	43,221
297,063	Federal Home Loan Mortgage Corp. REMICS, Series 3778, Class D, 3.5%, 3/15/25	301,132
176,839	Federal Home Loan Mortgage Corp. REMICS, Series 3779, Class KJ, 2.75%, 11/15/25	176,603
61,591(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.319% (1 Month USD LIBOR + 40 bps), 7/15/23	61,851
50,931	Federal Home Loan Mortgage Corp. REMICS, Series 3788, Class AB, 3.5%, 11/15/28	51,231
27,679	Federal Home Loan Mortgage Corp. REMICS, Series 3804, Class GA, 3.5%, 2/15/25	27,665
57,975	Federal Home Loan Mortgage Corp. REMICS, Series 3804, Class GD, 3.1%, 2/15/25	57,947
127,466(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 2.419% (1 Month USD LIBOR + 50 bps), 2/15/41	128,532
1,238,697	Federal Home Loan Mortgage Corp. REMICS, Series 3810, Class NV, 4.0%, 9/15/25	1,245,723
385,456	Federal Home Loan Mortgage Corp. REMICS, Series 3815, Class EA, 4.0%, 12/15/25	389,824
15,742	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class D, 3.5%, 8/15/28	15,788
20,116	Federal Home Loan Mortgage Corp. REMICS, Series 3817, Class GA, 3.5%, 6/15/24	20,109
34,868	Federal Home Loan Mortgage Corp. REMICS, Series 3823, Class HA, 3.0%, 2/15/24	34,853
144,717(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 2.339% (1 Month USD LIBOR + 42 bps), 4/15/41	144,589
147,188	Federal Home Loan Mortgage Corp. REMICS, Series 3858, Class CA, 3.0%, 10/15/25	147,263
234,408(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.319% (1 Month USD LIBOR + 40 bps), 3/15/41	234,917
40,334(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.319% (1 Month USD LIBOR + 40 bps), 5/15/41	40,431
130,356	Federal Home Loan Mortgage Corp. REMICS, Series 3873, Class AG, 3.0%, 5/15/29	130,727
535,750	Federal Home Loan Mortgage Corp. REMICS, Series 3875, Class GL, 2.0%, 6/15/26	525,698
134,332(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3879, Class AF, 2.349% (1 Month USD LIBOR + 43 bps), 6/15/41	134,958
50,339(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 2.119% (1 Month USD LIBOR + 20 bps), 8/15/26	50,375
129,561(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919, Class AF, 2.269% (1 Month USD LIBOR + 35 bps), 3/15/30	129,963
1,265,242	Federal Home Loan Mortgage Corp. REMICS, Series 3937, Class PA, 4.0%, 8/15/39	1,294,119
317,849	Federal Home Loan Mortgage Corp. REMICS, Series 3944, Class LB, 2.0%, 2/15/25	317,341
121,385	Federal Home Loan Mortgage Corp. REMICS, Series 3945, Class A, 3.0%, 3/15/26	121,776
148,909	Federal Home Loan Mortgage Corp. REMICS, Series 3953, Class CD, 3.0%, 1/15/30	149,931
83,548(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.219% (1 Month USD LIBOR + 30 bps), 2/15/30	83,642
99,984(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.219% (1 Month USD LIBOR + 30 bps), 9/15/26	100,221
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
561,025	Federal Home Loan Mortgage Corp. REMICS, Series 3973, Class MA, 3.0%, 8/15/25	$558,684
398,038	Federal Home Loan Mortgage Corp. REMICS, Series 3976, Class A, 3.5%, 8/15/29	403,996
389,047	Federal Home Loan Mortgage Corp. REMICS, Series 3976, Class AE, 2.5%, 8/15/29	388,936
537,082	Federal Home Loan Mortgage Corp. REMICS, Series 3979, Class GA, 3.5%, 5/15/30	546,868
484,550	Federal Home Loan Mortgage Corp. REMICS, Series 3984, Class EA, 3.5%, 11/15/29	492,853
1,764,036	Federal Home Loan Mortgage Corp. REMICS, Series 3990, Class UM, 2.25%, 1/15/26	1,744,516
670,216	Federal Home Loan Mortgage Corp. REMICS, Series 3996, Class GN, 3.0%, 11/15/38	669,501
1,825,569	Federal Home Loan Mortgage Corp. REMICS, Series 3997, Class DG, 2.5%, 5/15/30	1,826,405
88,904(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 2.469% (1 Month USD LIBOR + 55 bps), 2/15/42	89,939
225,036	Federal Home Loan Mortgage Corp. REMICS, Series 4016, Class AB, 2.0%, 9/15/25	222,748
479,452	Federal Home Loan Mortgage Corp. REMICS, Series 4018, Class AL, 2.0%, 3/15/27	466,652
361,276	Federal Home Loan Mortgage Corp. REMICS, Series 4142, Class PG, 2.0%, 12/15/32	351,876
521,941	Federal Home Loan Mortgage Corp. REMICS, Series 4170, Class QE, 2.0%, 5/15/32	510,333
346,303	Federal Home Loan Mortgage Corp. REMICS, Series 4221, Class GA, 1.4%, 7/15/23	333,974
769,039	Federal Home Loan Mortgage Corp. REMICS, Series 4234, Class AH, 2.5%, 7/15/28	760,156
154,518	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	153,951
1,111,479	Federal Home Loan Mortgage Corp. REMICS, Series 4444, Class CD, 3.0%, 8/15/39	1,106,973
59,431(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.319% (1 Month USD LIBOR + 40 bps), 5/15/36	59,565
129,543(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.219% (1 Month USD LIBOR + 30 bps), 8/15/36	130,229
50,941(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.269% (1 Month USD LIBOR + 35 bps), 12/15/36	50,993
35,309(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 2.98% (7 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5 bps), 9/25/22	35,299
279,115	Federal National Mortgage Association REMICS, Series 1993-226, Class PK, 6.0%, 12/25/23	307,154
261,133(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 2.96% (1 Month USD LIBOR + 100 bps), 12/25/23	263,768
72,240(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.46% (1 Month USD LIBOR + 50 bps), 3/25/24	72,976
46,364	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	51,051
53,180(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 2.86% (1 Month USD LIBOR + 90 bps), 12/25/31	53,888
32,956(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 2.585% (1 Month USD LIBOR + 65 bps), 1/18/32	33,464
302,874(a)	Federal National Mortgage Association REMICS, Series 2002-23, Class FA, 2.86% (1 Month USD LIBOR + 90 bps), 4/25/32	309,193
315,036(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 2.435% (1 Month USD LIBOR + 50 bps), 5/18/32	317,064
298,831(a)	Federal National Mortgage Association REMICS, Series 2002-38, Class DF, 2.96% (1 Month USD LIBOR + 100 bps), 4/25/32	307,840
162,305(a)	Federal National Mortgage Association REMICS, Series 2002-64, Class FE, 2.285% (1 Month USD LIBOR + 35 bps), 10/18/32	163,490
1,115,474(a)	Federal National Mortgage Association REMICS, Series 2002-74, Class FV, 2.41% (1 Month USD LIBOR + 45 bps), 11/25/32	1,119,667
211,461(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 2.935% (1 Month USD LIBOR + 100 bps), 11/18/32	216,352
153,325(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 2.335% (1 Month USD LIBOR + 40 bps), 12/18/32	153,834
42,084(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.46% (1 Month USD LIBOR + 50 bps), 1/25/33	42,390
102,916(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.31% (1 Month USD LIBOR + 35 bps), 2/25/33	103,665
322,547(a)	Federal National Mortgage Association REMICS, Series 2003-11, Class FH, 2.46% (1 Month USD LIBOR + 50 bps), 12/25/32	323,983
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
435,225(a)	Federal National Mortgage Association REMICS, Series 2003-24, Class FA, 2.46% (1 Month USD LIBOR + 50 bps), 4/25/33	$437,567
50,185(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.46% (1 Month USD LIBOR + 50 bps), 5/25/33	50,260
246,799(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 2.26% (1 Month USD LIBOR + 30 bps), 11/25/27	248,051
230,826(a)	Federal National Mortgage Association REMICS, Series 2003-91, Class FD, 2.46% (1 Month USD LIBOR + 50 bps), 9/25/33	231,834
566,098(a)	Federal National Mortgage Association REMICS, Series 2003-126, Class FC, 2.26% (1 Month USD LIBOR + 30 bps), 12/25/33	566,302
180,567(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.36% (1 Month USD LIBOR + 40 bps), 3/25/34	181,158
30,461(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.36% (1 Month USD LIBOR + 40 bps), 4/25/34	30,641
89,288(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 2.36% (1 Month USD LIBOR + 40 bps), 3/25/34	89,583
58,300(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.36% (1 Month USD LIBOR + 40 bps), 7/25/34	58,317
87,548(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 2.26% (1 Month USD LIBOR + 30 bps), 7/25/35	87,739
187,315(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 2.21% (1 Month USD LIBOR + 25 bps), 7/25/35	187,054
176,869(a)	Federal National Mortgage Association REMICS, Series 2005-69, Class AF, 2.26% (1 Month USD LIBOR + 30 bps), 8/25/35	176,863
86,458(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.26% (1 Month USD LIBOR + 30 bps), 10/25/35	86,396
105,014(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.27% (1 Month USD LIBOR + 31 bps), 2/25/35	104,623
39,941(a)	Federal National Mortgage Association REMICS, Series 2005-120, Class UF, 2.31% (1 Month USD LIBOR + 35 bps), 3/25/35	40,045
604,452(a)	Federal National Mortgage Association REMICS, Series 2006-3, Class CF, 2.26% (1 Month USD LIBOR + 30 bps), 3/25/36	601,157
44,321(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.31% (1 Month USD LIBOR + 35 bps), 5/25/36	44,154
100,060(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.41% (1 Month USD LIBOR + 45 bps), 6/25/36	100,573
363,405(a)	Federal National Mortgage Association REMICS, Series 2006-44, Class FP, 2.36% (1 Month USD LIBOR + 40 bps), 6/25/36	364,459
133,148(a)	Federal National Mortgage Association REMICS, Series 2006-49, Class PF, 2.21% (1 Month USD LIBOR + 25 bps), 4/25/36	132,577
189,615(a)	Federal National Mortgage Association REMICS, Series 2006-51, Class FP, 2.31% (1 Month USD LIBOR + 35 bps), 3/25/36	189,906
73,116(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 2.31% (1 Month USD LIBOR + 35 bps), 9/25/36	73,140
40,532(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.53% (1 Month USD LIBOR + 57 bps), 9/25/36	40,860
166,186(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.36% (1 Month USD LIBOR + 40 bps), 10/25/36	165,833
151,349(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class FD, 2.32% (1 Month USD LIBOR + 36 bps), 11/25/36	151,503
45,429(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.21% (1 Month USD LIBOR + 25 bps), 2/25/37	45,399
80,831(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 2.16% (1 Month USD LIBOR + 20 bps), 2/25/37	80,238
89,905(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 2.31% (1 Month USD LIBOR + 35 bps), 3/25/37	89,178
40,289(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.21% (1 Month USD LIBOR + 25 bps), 3/25/37	39,963
57,745(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 2.32% (1 Month USD LIBOR + 36 bps), 3/25/37	58,009
57,712(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.21% (1 Month USD LIBOR + 25 bps), 3/25/37	57,730
54,858(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.36% (1 Month USD LIBOR + 40 bps), 5/25/37	54,980
119,670(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.2% (1 Month USD LIBOR + 24 bps), 6/25/37	119,172
39,704(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 2.21% (1 Month USD LIBOR + 25 bps), 6/25/37	39,369
130,168(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 2.21% (1 Month USD LIBOR + 25 bps), 6/25/37	129,056
141,258(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 2.53% (1 Month USD LIBOR + 57 bps), 9/25/37	142,424
149,405(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 2.54% (1 Month USD LIBOR + 58 bps), 9/25/37	150,850
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
37,625(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.53% (1 Month USD LIBOR + 57 bps), 9/25/37	$38,113
54,570(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 2.58% (1 Month USD LIBOR + 62 bps), 12/25/37	54,715
12,428(a)	Federal National Mortgage Association REMICS, Series 2008-47, Class PF, 2.46% (1 Month USD LIBOR + 50 bps), 6/25/38	12,454
164,702(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 2.86% (1 Month USD LIBOR + 90 bps), 7/25/38	167,893
79,350(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.18% (1 Month USD LIBOR + 122 bps), 10/25/38	81,121
266,129	Federal National Mortgage Association REMICS, Series 2009-10, Class AB, 5.0%, 3/25/24	273,011
661,327	Federal National Mortgage Association REMICS, Series 2009-21, Class HB, 4.5%, 4/25/24	673,451
181,861(a)	Federal National Mortgage Association REMICS, Series 2009-103, Class FM, 2.66% (1 Month USD LIBOR + 70 bps), 11/25/39	184,129
184,551	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	185,841
35,279	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	35,384
50,214	Federal National Mortgage Association REMICS, Series 2010-42, Class AC, 4.0%, 10/25/24	50,320
29,343(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FE, 2.51% (1 Month USD LIBOR + 55 bps), 9/25/39	29,548
67,802	Federal National Mortgage Association REMICS, Series 2010-43, Class KG, 3.0%, 1/25/21	67,846
54,751	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	54,567
17,704	Federal National Mortgage Association REMICS, Series 2010-83, Class AK, 3.0%, 11/25/18	17,687
175,326	Federal National Mortgage Association REMICS, Series 2010-87, Class HB, 3.0%, 3/25/25	175,020
224,528(a)	Federal National Mortgage Association REMICS, Series 2010-103, Class DF, 2.26% (1 Month USD LIBOR + 30 bps), 8/25/40	225,689
2,768	Federal National Mortgage Association REMICS, Series 2010-123, Class HA, 2.5%, 3/25/24	2,764
134,038	Federal National Mortgage Association REMICS, Series 2010-123, Class PL, 4.0%, 4/25/38	134,849
33,306	Federal National Mortgage Association REMICS, Series 2010-128, Class JB, 1.5%, 11/25/20	32,876
155,244	Federal National Mortgage Association REMICS, Series 2010-145, Class A, 3.5%, 8/25/25	155,476
327,453	Federal National Mortgage Association REMICS, Series 2011-17, Class CJ, 2.75%, 3/25/21	327,737
386,703	Federal National Mortgage Association REMICS, Series 2011-17, Class GD, 3.5%, 2/25/26	389,929
108,957(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.51% (1 Month USD LIBOR + 55 bps), 5/25/40	110,031
17,828	Federal National Mortgage Association REMICS, Series 2011-23, Class AB, 2.75%, 6/25/20	17,888
61,654	Federal National Mortgage Association REMICS, Series 2011-58, Class AC, 2.5%, 6/25/24	61,556
283,270	Federal National Mortgage Association REMICS, Series 2011-66, Class QA, 3.5%, 7/25/21	285,759
65,378	Federal National Mortgage Association REMICS, Series 2011-67, Class EA, 4.0%, 7/25/21	65,691
747,627	Federal National Mortgage Association REMICS, Series 2011-70, Class BE, 3.0%, 8/25/26	748,013
93,432	Federal National Mortgage Association REMICS, Series 2011-79, Class GB, 1.75%, 12/25/22	91,505
148,361	Federal National Mortgage Association REMICS, Series 2011-89, Class BA, 2.5%, 11/25/25	147,567
75,323	Federal National Mortgage Association REMICS, Series 2011-99, Class LM, 2.5%, 1/25/30	75,268
11,711	Federal National Mortgage Association REMICS, Series 2011-107, Class DA, 3.0%, 1/25/29	11,695
37,960	Federal National Mortgage Association REMICS, Series 2011-108, Class BA, 3.0%, 8/25/37	37,980
932,332	Federal National Mortgage Association REMICS, Series 2011-131, Class AL, 4.0%, 12/25/29	946,285
246,081	Federal National Mortgage Association REMICS, Series 2011-139, Class A, 3.0%, 5/25/38	245,890
695,467	Federal National Mortgage Association REMICS, Series 2012-17, Class QC, 2.5%, 7/25/39	691,740
88,572	Federal National Mortgage Association REMICS, Series 2012-58, Class LC, 3.5%, 10/25/39	90,020
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
309,164	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	$299,381
598,993	Federal National Mortgage Association REMICS, Series 2012-94, Class E, 3.0%, 6/25/22	599,689
1,224,428	Federal National Mortgage Association REMICS, Series 2014-14, Class A, 3.5%, 2/25/37	1,233,595
159,405(a)	Federal National Mortgage Association REMICS, Series G93-5, Class F, 2.81% (1 Month USD LIBOR + 85 bps), 2/25/23	159,919
460,217(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.18% (1 Month USD LIBOR + 22 bps), 3/25/45	458,052
127,023(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.642%, 4/25/45	128,041
140,156(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.474%, 6/25/45	148,245
338,272(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.22% (1 Month USD LIBOR + 26 bps), 11/25/46	338,787
95,118(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2013-C01, Class M1, 3.96% (1 Month USD LIBOR + 200 bps), 10/25/23	95,548
155,814(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 2.91% (1 Month USD LIBOR + 95 bps), 5/25/24	156,192
136,671(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.11% (1 Month USD LIBOR + 215 bps), 9/25/28	137,521
558,455(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.81% (1 Month USD LIBOR + 85 bps), 11/25/29	560,131
271,059(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.51% (1 Month USD LIBOR + 55 bps), 1/25/30	271,059
390,799(b)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	388,727
685,595(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 4.86% (1 Month USD LIBOR + 290 bps), 7/25/28	703,440
447,257(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 3.16% (1 Month USD LIBOR + 120 bps), 8/25/29	450,518
1,000,000(b)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.367%, 12/25/46 (144A)	1,033,665
1,083,818(b)	FREMF Mortgage Trust, Series 2011-K703, Class B, 4.888%, 7/25/44 (144A)	1,081,533
346,000(b)	FREMF Mortgage Trust, Series 2012-K17, Class B, 4.341%, 12/25/44 (144A)	357,309
1,100,000(b)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.562%, 8/25/45 (144A)	1,105,216
1,400,000(b)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.362%, 5/25/45 (144A)	1,405,382
297,042(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.159% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	299,374
300,891(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.909% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	315,663
770,790(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.909% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	790,792
398,445(a)	FREMF Mortgage Trust, Series 2015-KLSF, Class B, 6.309% (1 Month USD LIBOR + 440 bps), 11/25/22 (144A)	414,039
81,712(a)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.447% (1 Month USD LIBOR + 130 bps), 12/15/34 (144A)	81,712
258,293(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.23% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	251,625
473,252(a)	Government National Mortgage Association, Series 2000-35, Class FA, 2.484% (1 Month USD LIBOR + 55 bps), 12/16/26	476,887
81,707(a)	Government National Mortgage Association, Series 2002-24, Class FA, 2.434% (1 Month USD LIBOR + 50 bps), 4/16/32	82,361
363,197(a)	Government National Mortgage Association, Series 2002-24, Class FR, 2.484% (1 Month USD LIBOR + 55 bps), 4/16/32	366,276
433,360(a)	Government National Mortgage Association, Series 2002-45, Class FA, 2.334% (1 Month USD LIBOR + 40 bps), 6/16/32	435,817
346,473(a)	Government National Mortgage Association, Series 2003-50, Class F, 2.234% (1 Month USD LIBOR + 30 bps), 5/16/33	347,385
138,487(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.184% (1 Month USD LIBOR + 25 bps), 1/16/35	138,318
137,152(a)	Government National Mortgage Association, Series 2005-16, Class FA, 2.198% (1 Month USD LIBOR + 25 bps), 2/20/35	136,368
4,617	Government National Mortgage Association, Series 2006-17, Class KY, 5.0%, 4/20/36	4,627
91,765(a)	Government National Mortgage Association, Series 2008-9, Class FA, 2.448% (1 Month USD LIBOR + 50 bps), 2/20/38	92,153
1,242,019	Government National Mortgage Association, Series 2009-17, Class YA, 4.5%, 12/20/36	1,272,934
358,584(a)	Government National Mortgage Association, Series 2010-2, Class F, 2.484% (1 Month USD LIBOR + 55 bps), 1/16/40	360,967
66,087	Government National Mortgage Association, Series 2010-33, Class LN, 4.5%, 2/20/38	66,779
350,851	Government National Mortgage Association, Series 2010-67, Class MA, 4.0%, 5/16/25	357,564
302,900	Government National Mortgage Association, Series 2010-164, Class EB, 4.0%, 9/20/37	305,037
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
100,051	Government National Mortgage Association, Series 2010-164, Class LH, 3.5%, 10/20/38	$100,411
375,843	Government National Mortgage Association, Series 2010-169, Class CD, 3.0%, 12/16/25	375,691
126,895	Government National Mortgage Association, Series 2011-44, Class PG, 3.5%, 5/20/39	127,555
384,704	Government National Mortgage Association, Series 2011-150, Class M, 3.0%, 8/16/26	384,813
533,462	Government National Mortgage Association, Series 2012-17, Class KH, 3.0%, 7/20/39	533,435
450,031	Government National Mortgage Association, Series 2012-38, Class DK, 2.5%, 8/20/37	449,265
107,658	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	106,672
229,890(a)	Government National Mortgage Association, Series 2013-51, Class JF, 2.248% (1 Month USD LIBOR + 30 bps), 8/20/40	226,431
259,608	Government National Mortgage Association, Series 2013-168, Class CE, 2.5%, 11/16/28	256,527
1,477,976	Government National Mortgage Association, Series 2014-28, Class A, 2.0%, 1/16/46	1,456,302
754,027	Government National Mortgage Association, Series 2014-51, Class CK, 2.5%, 7/16/26	747,148
1,656,798(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.257% (1 Month USD LIBOR + 35 bps), 1/20/47	1,660,931
744,181	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	728,162
1,100,000(a)	GP Portfolio Trust, Series 2014-GPP, Class B, 3.469% (1 Month USD LIBOR + 155 bps), 2/15/27 (144A)	1,100,894
1,000,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.389% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	1,002,191
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.067%, 2/10/29 (144A)	504,477
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 2.819% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	1,100,345
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.019% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	502,567
1,500,000(b)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 3.333%, 6/27/41	1,506,541
339,447(a)	HomeBanc Mortgage Trust, Series 2004-2, Class A1, 2.7% (1 Month USD LIBOR + 74 bps), 12/25/34	338,317
849,457(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.2% (1 Month USD LIBOR + 24 bps), 7/25/35	843,191
830,972(a)	Homestar Mortgage Acceptance Corp., Series 2004-1, Class A1, 2.6% (1 Month USD LIBOR + 64 bps), 3/25/34	819,594
81,622(a)	Homestar Mortgage Acceptance Corp., Series 2004-2, Class AV1, 2.66% (1 Month USD LIBOR + 70 bps), 6/25/34	81,910
160,050(a)	Homestar Mortgage Acceptance Corp., Series 2004-4, Class A3, 3.06% (1 Month USD LIBOR + 110 bps), 9/25/34	159,430
700,000(a)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.473% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	704,390
1,000,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 2.869% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	999,686
38,687(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.071%, 10/25/34	38,415
38,767(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, 4.838%, 7/15/41 (144A)	38,864
62,234(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 2.074% (1 Month USD LIBOR + 16 bps), 5/15/47	62,038
700,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 3.869% (1 Month USD LIBOR + 195 bps), 10/15/29 (144A)	700,000
155,688(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 4.119% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	155,956
1,100,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class B, 3.769% (1 Month USD LIBOR + 185 bps), 8/15/27 (144A)	1,099,999
983,020(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class A, 3.419% (1 Month USD LIBOR + 150 bps), 10/15/34 (144A)	983,333
500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class B, 4.019% (1 Month USD LIBOR + 210 bps), 10/15/33 (144A)	500,528
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 3.019% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	375,854
588,102(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.46% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	583,546
1,180,384(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 2.482%, 5/25/33 (144A)	1,167,581
570,401(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.0% (Panamanian Mortgage Reference Rate + 125 bps), 12/23/36 (144A)	566,836
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
730,354(a)	LSTAR Securities Investment, Ltd., Series 2017-6, Class A, 3.657% (1 Month USD LIBOR + 175 bps), 9/1/22 (144A)	$730,354
450,616(a)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 3.657% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	452,442
346,684(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-A, Class 1A, 2.7% (1 Month USD LIBOR + 74 bps), 3/25/28	332,449
319,898(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-C, Class A2, 2.525% (6 Month USD LIBOR + 70 bps), 6/25/28	317,747
114,711(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A1, 2.6% (1 Month USD LIBOR + 64 bps), 1/25/29	110,731
31,135(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 3.545%, 1/25/29	31,367
200,442(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 2.6% (1 Month USD LIBOR + 64 bps), 1/25/29	198,042
54,069(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.425% (6 Month USD LIBOR + 60 bps), 1/25/30	53,063
62,069(b)	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.361%, 11/12/37	61,969
428,793(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	432,944
500,000(a)	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 4.119% (1 Month USD LIBOR + 220 bps), 8/14/31 (144A)	501,955
600,000(a)	Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 4.679% (1 Month USD LIBOR + 275 bps), 8/15/26 (144A)	601,212
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.919% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	500,772
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-PRME, Class B, 3.269% (1 Month USD LIBOR + 135 bps), 2/15/34 (144A)	500,027
57,577(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 2.23% (1 Month USD LIBOR + 27 bps), 9/25/35	57,644
129,268(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.24% (1 Month USD LIBOR + 28 bps), 11/25/35	129,783
407,104(a)	MortgageIT Trust, Series 2004-1, Class A1, 2.74% (1 Month USD LIBOR + 78 bps), 11/25/34	398,983
1,369,618(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.319% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,372,205
156,858(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.453% (1 Month USD LIBOR + 53 bps), 3/9/21	156,554
497,240(b)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	495,607
336,552(a)	Oaktown Re, Ltd., Series 2017-1A, Class M1, 4.21% (1 Month USD LIBOR + 225 bps), 4/25/27 (144A)	335,188
518,467(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.35% (1 Month USD LIBOR + 39 bps), 11/25/35	510,956
261,324(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.868% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	261,451
500,000(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.368% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	500,700
495,747(a)	RAIT Trust, Series 2017-FL7, Class A, 2.869% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	496,122
6,440(a)	RALI Trust, Series 2002-QS16, Class A2, 2.51% (1 Month USD LIBOR + 55 bps), 10/25/17	6,465
2,053	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,040
196,596(a)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.81% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	196,596
652,126(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.379% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	577,229
177,807(a)	Resimac Premier, Series 2014-1A, Class A1, 2.789% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	178,210
325,478(a)	Resimac Premier, Series 2017-1A, Class A1A, 2.879% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	325,678
663,823(a)	Resource Capital Corp., Ltd., Series 2017-CRE5, Class A, 2.739% (1 Month USD LIBOR + 80 bps), 7/15/34 (144A)	663,823
87,945(b)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	85,835
1,081,510(b)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	1,060,386
1,000,000(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 3.048% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	1,001,259
84,597(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 2.397% (1 Month USD LIBOR + 50 bps), 8/26/35	84,265
8,458(a)	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-35, Class 3A1, 2.46% (1 Month USD LIBOR + 50 bps), 12/25/33	8,468
717,389(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	717,651
500,000(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.279% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	500,942
925,000(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 2.796%, 11/23/43 (144A)	927,324
1,000,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.244% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	1,000,895
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
42,105(a)	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A6, 2.56% (1 Month USD LIBOR + 60 bps), 4/25/35	$41,516
895,244(b)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	889,509
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $138,444,634)	$137,563,746
	CORPORATE BONDS - 42.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.8%
	Automobile Manufacturers - 1.8%
575,000	Daimler Finance North America LLC, 1.75%, 10/30/19 (144A)	$566,299
565,000	Daimler Finance North America LLC, 2.3%, 1/6/20 (144A)	558,791
585,000	Ford Motor Credit Co., LLC, 2.343%, 11/2/20	571,704
500,000	Ford Motor Credit Co., LLC, 2.681%, 1/9/20	496,690
1,000,000	Ford Motor Credit Co., LLC, 2.875%, 10/1/18	1,001,080
560,000(a)	Ford Motor Credit Co., LLC, 2.901% (3 Month USD LIBOR + 83 bps), 3/12/19	561,984
585,000(a)	Hyundai Capital America, 3.178% (3 Month USD LIBOR + 100 bps), 9/18/20 (144A)	589,904
1,145,000	Nissan Motor Acceptance Corp., 1.55%, 9/13/19 (144A)	1,124,535
575,000(a)	Nissan Motor Acceptance Corp., 2.609% (3 Month USD LIBOR + 52 bps), 9/13/19 (144A)	577,197
1,000,000	Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)	1,000,374
575,000	Toyota Motor Credit Corp., 1.55%, 10/18/19	566,078
570,000	Toyota Motor Credit Corp., 1.95%, 4/17/20	561,769
600,000(a)	Toyota Motor Credit Corp., 3.151% (3 Month USD LIBOR + 82 bps), 2/19/19	603,058
	Total Automobiles & Components	$8,779,463
	BANKS - 12.0%
	Diversified Banks - 9.9%
1,155,000	ABN AMRO Bank NV, 1.8%, 9/20/19 (144A)	$1,137,752
1,140,000	ABN AMRO Bank NV, 2.1%, 1/18/19 (144A)	1,135,465
1,135,000	Bank of America Corp., 2.6%, 1/15/19	1,134,737
580,000	Bank of America Corp., 2.65%, 4/1/19	580,027
750,000	Bank of America NA, 1.75%, 6/5/18	749,987
345,000	Bank of Montreal, 1.5%, 7/18/19	340,513
265,000	Bank of Montreal, 1.75%, 9/11/19	262,064
525,000	Bank of Montreal, 1.9%, 8/27/21	504,751
255,000(a)	Bank of Montreal, 2.565% (3 Month USD LIBOR + 44 bps), 6/15/20	255,927
585,000(a)	Bank of Montreal, 3.005% (3 Month USD LIBOR + 65 bps), 7/18/19	588,269
585,000	Bank of Nova Scotia, 1.65%, 6/14/19	578,811
550,000	Bank of Nova Scotia, 2.05%, 6/5/19	546,848
1,170,000	Banque Federative du Credit Mutuel SA, 2.0%, 4/12/19 (144A)	1,161,666
220,000	Banque Federative du Credit Mutuel SA, 2.75%, 1/22/19 (144A)	220,163
655,000(a)	Banque Federative du Credit Mutuel SA, 2.849% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	657,454
600,000	Citigroup, Inc., 2.05%, 12/7/18	598,630
515,000	Citigroup, Inc., 2.45%, 1/10/20	510,330
570,000	Citizens Bank NA, 2.2%, 5/26/20	559,190
560,000	Citizens Bank NA, 2.25%, 3/2/20	551,851
600,000	Citizens Bank NA, 2.5%, 3/14/19	598,960
580,000	Cooperatieve Rabobank UA, 1.375%, 8/9/19	570,483
328,000	Cooperatieve Rabobank UA, 3.125%, 4/26/21	327,343
885,000	Credit Suisse AG, 4.375%, 8/5/20	907,732
639,000	Danske Bank AS, 1.65%, 9/6/19 (144A)	629,266
1,165,000(a)	Danske Bank AS, 2.605% (3 Month USD LIBOR + 58 bps), 9/6/19 (144A)	1,169,808
1,725,000	Discover Bank, 2.6%, 11/13/18	1,724,539
585,000	DNB Bank ASA, 2.125%, 10/2/20 (144A)	569,233
795,000(a)	DNB Bank ASA, 2.678% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	796,839
1,300,000	Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20 (144A)	1,273,915
500,000	Huntington National Bank, 3.25%, 5/14/21	499,934
580,000	ING Bank NV, 2.0%, 11/26/18 (144A)	578,119
560,000(a)	ING Bank NV, 2.953% (3 Month USD LIBOR + 61 bps), 8/15/19 (144A)	562,140
600,000(a)	ING Bank NV, 3.378% (3 Month USD LIBOR + 113 bps), 3/22/19 (144A)	604,586
585,000	JPMorgan Chase & Co., 1.85%, 3/22/19	581,507
500,000(b)	JPMorgan Chase & Co., 4.36% (U.S. CPI Urban Consumers YoY NSA + 200 bps), 2/25/21	506,400
900,000	JPMorgan Chase & Co., 4.4%, 7/22/20	925,684
585,000(a)	JPMorgan Chase Bank NA, 2.672% (3 Month USD LIBOR + 45 bps), 9/21/18	585,541
600,000	Lloyds Bank Plc, 2.05%, 1/22/19	597,243
735,000	Lloyds Bank Plc, 3.3%, 5/7/21	734,432
400,000	Macquarie Bank, Ltd., 2.6%, 6/24/19 (144A)	399,404
305,000	MUFG Bank, Ltd., 2.7%, 9/9/18 (144A)	305,170
1,000,000	MUFG Union Bank NA, 2.625%, 9/26/18	1,000,002
620,000	National City Bank of Indiana, 4.25%, 7/1/18	620,949
575,000	Nordea Bank AB, 1.625%, 9/30/19 (144A)	565,650
575,000	Nordea Bank AB, 2.125%, 5/29/20 (144A)	565,589
590,000	Nordea Bank AB, 2.375%, 4/4/19 (144A)	588,878
560,000	Royal Bank of Canada, 2.125%, 3/2/20	552,271
590,000	Royal Bank of Canada, 2.15%, 10/26/20	577,447
Principal
Amount
USD ($)		Value
	Diversified Banks - (continued)
580,000(a)	Royal Bank of Canada, 2.839% (3 Month USD LIBOR + 48 bps), 7/29/19	$582,210
600,000	Skandinaviska Enskilda Banken AB, 1.5%, 9/13/19	589,928
560,000	Skandinaviska Enskilda Banken AB, 2.375%, 11/20/18 (144A)	559,133
570,000(a)	Skandinaviska Enskilda Banken AB, 2.659% (3 Month USD LIBOR + 57 bps), 9/13/19 (144A)	572,830
575,000	Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	573,548
565,000	Sumitomo Mitsui Banking Corp., 1.966%, 1/11/19	562,753
430,000	Sumitomo Mitsui Banking Corp., 2.05%, 1/18/19	428,572
540,000	Sumitomo Mitsui Banking Corp., 2.514%, 1/17/20	534,995
560,000	Sumitomo Mitsui Trust Bank, Ltd., 2.05%, 3/6/19 (144A)	557,232
595,000	Svenska Handelsbanken AB, 1.5%, 9/6/19	586,610
750,000(a)	Svenska Handelsbanken AB, 2.407% (3 Month USD LIBOR + 36 bps), 9/8/20	751,567
750,000(a)	Svenska Handelsbanken AB, 2.515% (3 Month USD LIBOR + 49 bps), 9/6/19	752,803
590,000	Toronto-Dominion Bank, 1.9%, 10/24/19	584,070
600,000	Toronto-Dominion Bank, 2.125%, 7/2/19	597,153
750,000(a)	Toronto-Dominion Bank, 2.748% (3 Month USD LIBOR + 44 bps), 7/2/19	752,698
600,000(a)	Toronto-Dominion Bank, 3.005% (3 Month USD LIBOR + 65 bps), 8/13/19	603,573
585,000	UBS AG, 2.375%, 8/14/19	582,280
580,000(a)	UBS AG, 2.78% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	580,438
900,000	UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (144A)	893,442
750,000(a)	US Bancorp, 2.76% (3 Month USD LIBOR + 40 bps), 4/25/19	752,225
540,000	US Bank NA, 2.05%, 10/23/20	528,865
500,000	US Bank NA, 3.15%, 4/26/21	501,641
590,000	Wells Fargo & Co., 2.15%, 1/30/20	582,486
575,000	Wells Fargo Bank NA, 1.75%, 5/24/19	569,732
585,000	Wells Fargo Bank NA, 2.15%, 12/6/19	579,323
540,000	Wells Fargo Bank NA, 2.4%, 1/15/20	535,861
		$47,689,467
	Regional Banks - 2.1%
590,000	BB&T Corp., 2.15%, 2/1/21	$577,015
560,000	Branch Banking & Trust Co., 2.1%, 1/15/20	552,391
500,000	Capital One NA, 1.85%, 9/13/19	493,154
1,000,000	Capital One NA, 2.35%, 8/17/18	999,740
985,000	Fifth Third Bancorp, 2.3%, 3/1/19	982,131
140,000	Fifth Third Bank, 1.625%, 9/27/19	137,819
590,000	Fifth Third Bank, 2.2%, 10/30/20	577,974
585,000	KeyBank NA, 1.6%, 8/22/19	576,797
510,000	KeyBank NA, 2.25%, 3/16/20	503,168
600,000	KeyBank NA, 2.35%, 3/8/19	598,714
330,000	KeyCorp, 2.3%, 12/13/18	329,496
525,000	Manufacturers & Traders Trust Co., 2.25%, 7/25/19	521,104
550,000	Manufacturers & Traders Trust Co., 2.3%, 1/30/19	549,001
840,000	PNC Bank NA, 1.7%, 12/7/18	836,440
570,000	PNC Bank NA, 2.0%, 5/19/20	559,671
84,000	PNC Bank NA, 2.2%, 1/28/19	83,799
590,000	PNC Bank NA, 2.45%, 11/5/20	581,395
560,000	SunTrust Bank, 2.25%, 1/31/20	554,082
		$10,013,891
	Total Banks	$57,703,358
	CAPITAL GOODS - 2.1%
	Aerospace & Defense - 1.0%
860,000	Lockheed Martin Corp., 1.85%, 11/23/18	$856,750
770,000	Northrop Grumman Corp., 2.08%, 10/15/20	753,849
2,075,000	Rockwell Collins, Inc., 1.95%, 7/15/19	2,054,011
575,000	United Technologies Corp., 1.5%, 11/1/19	566,014
570,000	United Technologies Corp., 1.9%, 5/4/20	559,829
		$4,790,453
	Construction Machinery & Heavy Trucks - 0.3%
510,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19	$506,602
520,000	Caterpillar Financial Services Corp., 2.9%, 3/15/21	518,152
500,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	500,314
		$1,525,068
	Electrical Components & Equipment - 0.3%
1,445,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20	$1,428,724
	Industrial Conglomerates - 0.3%
135,000(a)	General Electric Co., 3.148% (3 Month USD LIBOR + 80 bps), 4/15/20	$135,810
590,000	Honeywell International, Inc., 1.8%, 10/30/19	583,798
525,000	Ingersoll-Rand Global Holding Co., Ltd., 2.9%, 2/21/21	520,361
		$1,239,969
	Industrial Machinery - 0.1%
360,000	Stanley Black & Decker, Inc., 1.622%, 11/17/18	$358,466
	Trading Companies & Distributors - 0.1%
750,000	Aviation Capital Group LLC, 2.875%, 9/17/18 (144A)	$750,348
	Total Capital Goods	$10,093,028
Principal
Amount
USD ($)		Value
	CONSUMER DURABLES & APPAREL - 0.1%
	Home Building - 0.1%
650,000	DR Horton, Inc., 4.0%, 2/15/20	$659,645
	Total Consumer Durables & Apparel	$659,645
	DIVERSIFIED FINANCIALS - 3.8%
	Asset Management & Custody Banks - 0.5%
560,000	Bank of New York Mellon Corp., 2.45%, 11/27/20	$553,021
240,000(a)	Bank of New York Mellon Corp., 2.918% (3 Month USD LIBOR + 56 bps), 8/1/18	240,282
605,000(a)	Mizuho Securities USA LLC, 2.562% (3 Month USD LIBOR + 34 bps), 9/21/18	605,158
525,000	State Street Corp., 2.55%, 8/18/20	522,256
550,000(a)	State Street Corp., 3.226% (3 Month USD LIBOR + 90 bps), 8/18/20	558,565
		$2,479,282
	Consumer Finance - 1.2%
590,000	American Express Co., 2.2%, 10/30/20	$576,890
570,000	American Express Credit Corp., 1.875%, 5/3/19	565,831
585,000	American Express Credit Corp., 2.25%, 8/15/19	582,109
595,000	American Honda Finance Corp., 1.2%, 7/12/19	585,590
585,000	American Honda Finance Corp., 1.95%, 7/20/20	573,501
590,000	Capital One Financial Corp., 2.4%, 10/30/20	577,947
625,000	General Motors Financial Co., Inc., 2.4%, 5/9/19	622,199
585,000	General Motors Financial Co., Inc., 3.1%, 1/15/19	585,938
429,000(a)	General Motors Financial Co., Inc., 3.819% (3 Month USD LIBOR + 145 bps), 5/9/19	433,200
500,000	PACCAR Financial Corp., 3.1%, 5/10/21	501,454
		$5,604,659
	Diversified Capital Markets - 0.2%
750,000(a)	ICBCIL Finance Co., Ltd., 4.025% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	$753,704
	Investment Banking & Brokerage - 1.1%
730,000	Charles Schwab Corp., 3.25%, 5/21/21	$734,172
600,000	Goldman Sachs Group, Inc., 1.95%, 7/23/19	594,770
515,000	Goldman Sachs Group, Inc., 2.6%, 4/23/20	510,104
575,000	Goldman Sachs Group, Inc., 2.9%, 7/19/18	575,483
465,000(a)	Goldman Sachs Group, Inc., 3.382% (3 Month USD LIBOR + 102 bps), 10/23/19	470,202
1,165,000	Morgan Stanley, 2.45%, 2/1/19	1,162,816
500,000(a)	Morgan Stanley, 3.733% (3 Month USD LIBOR + 138 bps), 2/1/19	504,003
275,000(a)	Morgan Stanley, 3.869% (3 Month USD LIBOR + 150 bps), 11/9/18	276,171
515,000	TD Ameritrade Holding Corp., 5.6%, 12/1/19	534,920
		$5,362,641
	Multi-Sector Holdings - 0.1%
575,000	Berkshire Hathaway Finance Corp., 1.3%, 8/15/19	$567,351
	Specialized Finance - 0.6%
3(a)	Ambac LSNI LLC, 6.811% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	$3
1,414,000	MassMutual Global Funding II, 1.55%, 10/11/19 (144A)	1,392,956
598,000	MassMutual Global Funding II, 2.1%, 8/2/18 (144A)	597,743
700,000	MassMutual Global Funding II, 2.45%, 11/23/20 (144A)	690,067
		$2,680,769
	Supranational - 0.1%
650,000	North American Development Bank, 2.3%, 10/10/18	$649,674
	Total Diversified Financials	$18,098,080
	ENERGY - 2.3%
	Integrated Oil & Gas - 0.8%
1,405,000	BP Capital Markets Plc, 2.241%, 9/26/18	$1,404,081
155,000(a)	BP Capital Markets Plc, 2.893% (3 Month USD LIBOR + 54 bps), 5/10/19	155,605
460,000(a)	BP Capital Markets Plc, 3.015% (3 Month USD LIBOR + 87 bps), 9/16/21	468,639
560,000	Chevron Corp., 1.718%, 6/24/18	559,871
560,000	Chevron Corp., 1.991%, 3/3/20	553,646
500,000	Shell International Finance BV, 1.375%, 9/12/19	492,524
		$3,634,366
	Oil & Gas Equipment & Services - 0.2%
1,130,000	Schlumberger Holdings Corp., 2.35%, 12/21/18 (144A)	$1,127,844
	Oil & Gas Refining & Marketing - 0.3%
500,000	GS Caltex Corp., 3.25%, 10/1/18 (144A)	$500,213
525,000(a)	Phillips 66, 2.919% (3 Month USD LIBOR + 60 bps), 2/26/21	526,037
200,000	Valero Energy Corp., 9.375%, 3/15/19	210,042
		$1,236,292
	Oil & Gas Storage & Transportation - 1.0%
880,000	Enable Midstream Partners LP, 2.4%, 5/15/19	$874,364
1,760,000	Energy Transfer Partners LP, 2.5%, 6/15/18	1,760,040
500,000	Enterprise Products Operating LLC, 2.55%, 10/15/19	497,960
131,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	129,904
805,000	Kinder Morgan Energy Partners LP, 6.5%, 4/1/20	849,813
595,000	ONEOK Partners LP, 3.2%, 9/15/18	595,815
199,000	TransCanada PipeLines, Ltd., 3.125%, 1/15/19	199,357
		$4,907,253
	Total Energy	$10,905,755
Principal
Amount
USD ($)		Value
	FOOD & STAPLES RETAILING - 0.5%
	Drug Retail - 0.2%
610,000	CVS Health Corp., 1.9%, 7/20/18	$609,567
515,000	CVS Health Corp., 3.125%, 3/9/20	515,961
		$1,125,528
	Food Retail - 0.2%
772,000	Alimentation Couche-Tard, Inc., 2.35%, 12/13/19 (144A)	$763,816
	Hypermarkets & Super Centers - 0.1%
600,000	Walmart, Inc., 1.75%, 10/9/19	$594,310
	Total Food & Staples Retailing	$2,483,654
	FOOD, BEVERAGE & TOBACCO - 1.7%
	Brewers - 0.2%
800,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$792,538
	Distillers & Vintners - 0.1%
500,000	Constellation Brands, Inc., 2.25%, 11/6/20	$489,624
	Packaged Foods & Meats - 0.9%
575,000	Danone SA, 1.691%, 10/30/19 (144A)	$565,304
580,000	Kraft Heinz Foods Co., 2.0%, 7/2/18	579,831
575,000	Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19 (144A)	565,850
1,465,000(a)	Mondelez International Holdings Netherlands BV, 2.969% (3 Month USD LIBOR + 61 bps), 10/28/19 (144A)	1,472,869
1,075,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	1,060,554
155,000(a)	Tyson Foods, Inc., 2.871% (3 Month USD LIBOR + 55 bps), 6/2/20	155,550
		$4,399,958
	Tobacco - 0.5%
600,000(a)	BAT Capital Corp., 2.945% (3 Month USD LIBOR + 59 bps), 8/14/20 (144A)	$602,167
475,000	Philip Morris International, Inc., 1.375%, 2/25/19	471,806
1,335,000	Reynolds American, Inc., 2.3%, 6/12/18	1,334,920
		$2,408,893
	Total Food, Beverage & Tobacco	$8,091,013
	HEALTH CARE EQUIPMENT & SERVICES - 1.5%
	Health Care Distributors - 0.2%
775,000	McKesson Corp., 2.284%, 3/15/19	$772,692
	Health Care Equipment - 0.6%
1,115,000	Abbott Laboratories, 2.0%, 3/15/20	$1,098,161
445,000(a)	Becton Dickinson & Co., 2.944% (3 Month USD LIBOR + 88 bps), 12/29/20	446,184
1,270,000(a)	Medtronic, Inc., 2.925% (3 Month USD LIBOR + 80 bps), 3/15/20	1,284,002
		$2,828,347
	Managed Health Care - 0.7%
1,180,000	Aetna, Inc., 1.7%, 6/7/18	$1,179,932
557,000	Aetna, Inc., 2.2%, 3/15/19	554,851
600,000	UnitedHealth Group, Inc., 1.9%, 7/16/18	599,808
1,180,000	UnitedHealth Group, Inc., 1.95%, 10/15/20	1,156,327
		$3,490,918
	Total Health Care Equipment & Services	$7,091,957
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
500,000	Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)	$499,338
	Total Household & Personal Products	$499,338
	INSURANCE – 8.0%
	Life & Health Insurance - 1.1%
418,000	Aflac, Inc., 2.4%, 3/16/20	$414,923
890,000	AIG Global Funding, 2.15%, 7/2/20 (144A)	874,589
570,000	Pricoa Global Funding I, 1.45%, 9/13/19 (144A)	560,518
575,000	Pricoa Global Funding I, 2.2%, 5/16/19 (144A)	573,202
565,000	Principal Life Global Funding II, 2.15%, 1/10/20 (144A)	557,883
485,000	Principal Life Global Funding II, 2.625%, 11/19/20 (144A)	479,543
523,000	Protective Life Corp., 7.375%, 10/15/19	553,649
600,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	586,867
565,000	Prudential Financial, Inc., 5.375%, 6/21/20	591,298
		$5,192,472
	Multi-line Insurance - 1.1%
575,000	American International Group, Inc., 2.3%, 7/16/19	$571,576
980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	1,022,969
865,000	Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)	850,972
585,000	Metropolitan Life Global Funding I, 1.75%, 12/19/18 (144A)	582,597
580,000	Metropolitan Life Global Funding I, 1.75%, 9/19/19 (144A)	572,184
585,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20 (144A)	573,655
585,000	New York Life Global Funding, 1.5%, 10/24/19 (144A)	575,077
585,000	New York Life Global Funding, 1.95%, 9/28/20 (144A)	572,289
130,000(a)	New York Life Global Funding, 2.749% (3 Month USD LIBOR + 39 bps), 10/24/19 (144A)	130,626
		$5,451,945
	Reinsurance - 5.8%
250,000+(d)(e)	Ailsa Re 2017, Variable Rate Notes, 6/15/19	$250,000
250,000(a)	Alamo Re, 5.16% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A) (Cat Bond)	250,000
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
350,000(a)	Alamo Re, 5.66% (3 Month U.S. Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond)	$353,185
2,350,000(a)	Alamo Re, 6.72% (3 Month U.S. Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	2,348,120
400,000(a)	Aozora Re, 4.166% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A) (Cat Bond)	403,120
250,000(a)	Aozora Re, 4.524% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A) (Cat Bond)	252,475
100,000+(d)(e)	Arlington Re 2015, Variable Rate Notes, 8/1/18	4,860
150,000+(d)(e)	Arlington Re 2016, Variable Rate Notes, 8/31/18	19,575
300,000+(d)(e)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	19,860
556,440+(d)(e)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	569,461
250,000+(d)(e)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	261,825
350,000(a)	Bonanza Re, 5.254% (6 Month USD LIBOR + 375 bps), 12/31/19 (144A) (Cat Bond)	346,605
400,000(a)	Caelus Re IV, 7.4% (3 Month U.S. Treasury Bill + 549 bps), 3/6/20 (144A) (Cat Bond)	408,840
250,000(a)	Caelus Re V, 5.41% (3 Month U.S. Treasury Bill + 350 bps), 6/7/21 (144A) (Cat Bond)	249,700
250,000(a)	Caelus Re V, 6.41% (3 Month U.S. Treasury Bill + 450 bps), 6/5/20 (144A) (Cat Bond)	125,525
250,000+(d)(e)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	27,050
250,000+(d)(e)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	75,350
250,000+(d)(e)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	256,925
300,000(a)	Casablanca Re, 5.008%, (6 Month USD LIBOR + 375 bps), 6/4/20 (Cat Bond)	301,530
250,000+(d)(e)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	252,200
500,000+(a)	Citrus Re, 2.41% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A) (Cat Bond)	415,000
400,000(a)	Cranberry Re, 4.117% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	403,160
950,000(a)	Cranberry Re, 5.81% (3 Month U.S. Treasury Bill + 390 bps), 7/6/18 (144A) (Cat Bond)	950,380
250,000+(d)(e)	Cypress Re 2017, Variable Rate Notes, 1/10/19	114,400
350,000+(d)(e)	Cypress Re 2018-1, Variable Rate Notes, 1/15/19	331,310
330,000+(d)(e)	Denning Re 2017, Variable Rate Notes, 7/13/18	330,396
250,000+(d)(e)	EC0012 Re, Variable Rate Notes, 6/15/19	243,375
527+(d)(e)	Eden Re II, Variable Rate Notes, 4/23/19 (144A)	36,851
148,500+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	100,015
250,000+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	259,575
445,500+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	462,295
250,000(a)	Galilei Re, 6.178% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A) (Cat Bond)	251,900
350,000(a)	Galilei Re, 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	350,840
250,000(a)	Galilei Re, 6.988% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	252,925
250,000(a)	Galilei Re, 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	251,175
300,000+(d)(e)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	35,160
500,000(a)	Golden State Re II, 4.11% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	500,150
250,000+(d)(e)	Gullane Re 2018, Variable Rate Notes, 12/31/21	246,850
250,000+(d)(e)	Harambee Re 2018, Variable Rate Notes, 12/31/21	251,450
500,000(a)	Integrity Re, 5.374% (6 Month USD LIBOR + 325 bps), 6/10/20 (144A) (Cat Bond)	497,250
250,000(a)	International Bank for Reconstruction & Development, 7.626% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	249,982
250,000(a)	International Bank for Reconstruction & Development, 8.388% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	249,997
272,363+(d)(e)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	279,799
400,000(a)	Kilimanjaro II Re, 7.902% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A) (Cat Bond)	407,600
300,000(a)	Kilimanjaro II Re, 9.342% (6 Month USD LIBOR + 714 bps), 4/21/22 (144A) (Cat Bond)	303,750
750,000(a)	Kilimanjaro Re, 5.66% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	758,400
250,000(a)	Kilimanjaro Re, 6.809% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A) (Cat Bond)	249,725
250,000(a)	Kilimanjaro Re, 8.66% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	250,175
250,000(a)	Kilimanjaro Re, 11.16% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	249,700
300,000+(d)(e)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	206,190
250,000+(d)(e)	Lahinch Re 2017, Variable Rate Notes, 5/10/22	8,375
300,000+(d)(e)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	296,070
250,000(a)	Long Point Re III, 4.66% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A) (Cat Bond)	249,925
600,000+(d)(e)	Lorenz Re 2016, Variable Rate Notes, 3/31/19	8,160
500,000+(d)(e)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	436,800
300,000+(d)(e)	Madison Re 2016, Variable Rate Notes, 3/31/19	19,050
250,000+(d)(e)	Madison Re 2017, Variable Rate Notes, 12/31/19	65,975
400,000(a)	MetroCat Re, 5.61% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A) (Cat Bond)	401,520
550,000(a)	Nakama Re, 4.28% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	555,775
250,000+(d)(e)	Oakmont Re 2017, Variable Rate Notes, 4/13/18	2,875
1,000,000+(d)(e)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	1,800
1,000,000+(d)(e)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	4,900
800,000+(d)(e)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	5,704
500,000+(d)(e)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	28,800
500,000+(d)(e)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	2,730
400,000+(d)(e)	Pangaea Re 2017-3, Variable Rate Notes, 5/31/22	319,118
500,000+(d)(e)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	525,900
500,000(a)	PennUnion Re, 6.407% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	499,750
500,000+(d)(e)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	478,950
250,000+(d)(e)	Portrush Re 2017, Variable Rate Notes, 6/15/18	237,375
250,000+(d)(e)	Promissum Re 2018, Variable Rate Notes, 6/15/19	234,478
500,000(a)	Queen Street X Re, 7.66% (3 Month U.S. Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	498,650
250,000(a)	Queen Street XI Re, 8.06% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	253,150
250,000(a)	Residential Reinsurance 2014, 5.47% (3 Month U.S. Treasury Bill + 356 bps), 6/6/18 (144A) (Cat Bond)	250,675
500,000(a)	Residential Reinsurance 2016, 5.84% (3 Month U.S. Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	498,550
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
400,000(a)	Residential Reinsurance 2017, 4.91% (3 Month U.S. Treasury Bill + 300 bps), 6/6/21 (144A) (Cat Bond)	$397,560
250,000+(d)(e)	Resilience Re, Variable Rate Notes, 6/4/18	251,400
250,000+(d)(e)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	250,000
250,000+(d)(e)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	250,000
350,000+(d)(e)	Resilience Re, Variable Rate Notes, 5/1/19	10,500
250,000+(d)(e)	Resilience Re, Variable Rate Notes, 12/31/19	113,750
500,000(a)	Sanders Re, 4.514% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	501,100
250,000+(d)(e)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	80,650
250,000+(d)(e)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	263,675
150,001+(d)(e)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	109,291
250,000+(d)(e)	Silverton Re, Variable Rate Notes, 9/17/18 (144A)	1,300
250,000+(d)(e)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	95,000
500,000(a)	Skyline Re, 4.41% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A) (Cat Bond)	500,150
300,000+(d)(e)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	60,720
347,597+(d)(e)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	381,801
250,000+(d)(e)	Thopas Re 2018, Variable Rates Notes, 12/31/21	261,100
650,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	650,715
250,000(a)	Ursa Re, 4.0% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A) (Cat Bond)	249,950
600,000+(d)(e)	Versutus Re 2016-A, Variable Rate Notes, 11/30/20	4,620
450,000+(d)(e)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	11,160
250,000+(d)(e)	Versutus Re 2018-A, Variable Rate Notes, 12/31/21	254,775
500,000(a)	Vitality Re V, 3.66% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	500,400
400,000(a)	Vitality Re VII, 4.06% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	403,440
250,000(a)	Vitality Re VII, 4.56% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	253,451
		$28,007,544
	Total Insurance	$38,651,961
	MATERIALS - 0.2%
	Construction Materials - 0.1%
338,000(a)	Martin Marietta Materials, Inc., 2.702% (3 Month USD LIBOR + 50 bps), 12/20/19	$338,891
	Diversified Chemicals - 0.1%
570,000	EI du Pont de Nemours & Co., 2.2%, 5/1/20	$562,817
	Total Materials	$901,708
	MEDIA - 0.3%
	Broadcasting - 0.2%
1,110,000	NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (144A)	$1,102,597
	Cable & Satellite - 0.1%
300,000	Comcast Corp., 5.15%, 3/1/20	$311,064
	Total Media	$1,413,661
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
	Biotechnology - 1.3%
1,125,000	AbbVie, Inc., 2.0%, 11/6/18	$1,122,222
1,160,000	AbbVie, Inc., 2.5%, 5/14/20	1,149,853
1,150,000	Amgen, Inc., 1.9%, 5/10/19	1,140,508
730,000	Amgen, Inc., 2.2%, 5/22/19	726,515
950,000	Amgen, Inc., 5.7%, 2/1/19	967,714
600,000(a)	Baxalta, Inc., 3.028% (3 Month USD LIBOR + 78 bps), 6/22/18	599,998
550,000	Biogen, Inc., 2.9%, 9/15/20	548,029
		$6,254,839
	Pharmaceuticals - 0.3%
550,000	Johnson & Johnson, 2.95%, 9/1/20	$555,016
1,155,000	Shire Acquisitions Investments Ireland, DAC, 1.9%, 9/23/19	1,138,849
		$1,693,865
	Total Pharmaceuticals, Biotechnology & Life Sciences	$7,948,704
	REAL ESTATE - 0.5%
	Diversified REIT - 0.1%
575,000	Boston Properties LP, 5.875%, 10/15/19	$593,851
	Office REIT - 0.1%
575,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$571,570
	Residential REIT - 0.2%
873,000	UDR, Inc., 3.7%, 10/1/20	$880,773
	Specialized REIT - 0.1%
550,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, 4/1/20	$544,896
	Total Real Estate	$2,591,090
	RETAILING - 0.3%
	Automotive Retail - 0.1%
625,000	AutoZone, Inc., 1.625%, 4/21/19	$619,892
	Internet Retail - 0.2%
775,000	Amazon.com, Inc., 1.9%, 8/21/20 (144A)	$759,857
	Total Retailing	$1,379,749
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%†
	Semiconductors - 0.0%†
100,000	Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19	$99,560
	Total Semiconductors & Semiconductor Equipment	$99,560
Principal
Amount
USD ($)		Value
	SOFTWARE & SERVICES - 0.3%
	Systems Software - 0.3%
1,330,000	Microsoft Corp., 1.1%, 8/8/19	$1,309,603
	Total Software & Services	$1,309,603
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
	Computer Hardware Storage & Peripherals - 0.4%
600,000	Apple, Inc., 1.5%, 9/12/19	$593,302
585,000	Apple, Inc., 1.7%, 2/22/19	582,634
650,000(a)	Apple, Inc., 3.15% (3 Month USD LIBOR + 82 bps), 2/22/19	653,730
		$1,829,666
	Electric Components - 0.1%
560,000	Amphenol Corp., 2.2%, 4/1/20	$553,080
67,000	Amphenol Corp., 2.55%, 1/30/19	67,005
		$620,085
	Total Technology Hardware & Equipment	$2,449,751
	TELECOMMUNICATION SERVICES - 1.1%
	Integrated Telecommunication Services - 1.1%
425,000	AT&T, Inc., 2.3%, 3/11/19	$423,601
600,000(a)	AT&T, Inc., 3.229% (3 Month USD LIBOR + 91 bps), 11/27/18	602,001
1,765,000	British Telecommunications Plc, 2.35%, 2/14/19	1,758,979
300,000	Deutsche Telekom International Finance BV, 1.5%, 9/19/19 (144A)	294,992
570,000(a)	Deutsche Telekom International Finance BV, 2.933% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	573,237
1,000,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	982,078
575,000	Orange SA, 1.625%, 11/3/19	564,908
	Total Telecommunication Services	$5,199,796
	TRANSPORTATION - 0.6%
	Highways & Railtracks - 0.2%
1,065,000	ERAC USA Finance LLC, 2.35%, 10/15/19 (144A)	$1,055,773
	Railroads - 0.2%
500,000	TTX Co., 2.25%, 2/1/19 (144A)	$498,151
470,000	Union Pacific Corp., 5.7%, 8/15/18	472,870
		$971,021
	Trucking - 0.2%
535,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 2.5%, 6/15/19 (144A)	$532,240
500,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (144A)	497,275
		$1,029,515
	Total Transportation	$3,056,309
	UTILITIES - 2.8%
	Electric Utilities - 2.0%
1,030,000	American Electric Power Co., Inc., 2.15%, 11/13/20	$1,008,100
215,000	Duke Energy Corp., 2.1%, 6/15/18	214,984
635,000	Duke Energy Corp., 6.25%, 6/15/18	635,717
490,000	Duke Energy Florida LLC, 2.1%, 12/15/19	487,457
1,453,000	Electricite de France SA, 2.15%, 1/22/19 (144A)	1,447,575
200,000	Eversource Energy, 4.5%, 11/15/19	204,169
1,520,000	Georgia Power Co., 2.0%, 3/30/20	1,497,263
575,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	573,576
1,175,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	1,170,852
376,000	PNM Resources, Inc., 3.25%, 3/9/21	374,714
1,534,000	PPL Capital Funding, Inc., 1.9%, 6/1/18	1,534,000
600,000	Southern Co., 1.85%, 7/1/19	594,115
		$9,742,522
	Gas Utilities - 0.0%†
255,000	Panhandle Eastern Pipe Line Co. LP, 7.0%, 6/15/18	$255,323
	Multi-Utilities - 0.8%
320,000	Dominion Energy, Inc., 1.6%, 8/15/19	$314,724
1,495,000	Dominion Energy, Inc., 1.875%, 1/15/19	1,486,658
575,000	Dominion Energy, Inc., 1.9%, 6/15/18	574,909
285,000	Dominion Energy, Inc., 2.579%, 7/1/20	280,986
540,000	Sempra Energy, 2.4%, 2/1/20	534,075
500,000	Sempra Energy, 9.8%, 2/15/19	524,042
		$3,715,394
	Total Utilities	$13,713,239
	TOTAL CORPORATE BONDS
	(Cost $205,187,158)	$203,120,422
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.3% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 0.4%
	Auto Parts & Equipment - 0.2%
477,725	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.01% (LIBOR + 225 bps), 4/6/24	$479,019
496,213	BBB Industries US Holdings, Inc., First Lien Term B Loan, 6.48% (LIBOR + 450 bps), 11/3/21	501,175
		$980,194
	Automobile Manufacturers - 0.2%
345,386	FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan, 3.97% (LIBOR + 200 bps), 12/31/18	$346,465
Principal
Amount
USD ($)		Value
	Automobile Manufacturers - (continued)
374,975	TI Group Automotive Systems LLC, Initial US Term Loan, 4.48% (LIBOR + 250 bps), 6/30/22	$377,197
		$723,662
	Total Automobiles & Components	$1,703,856
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.1%
399,000	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.74% (LIBOR + 275 bps), 10/4/24	$399,623
	Construction Machinery & Heavy Trucks - 0.1%
392,018	Navistar, Inc., Tranche B Term Loan, 5.43% (LIBOR + 350 bps), 11/6/24	$395,203
249,995	Terex Corp., 2018 Incremental U.S. Term Loan, 3.98% (LIBOR + 200 bps), 1/31/24	250,932
		$646,135
	Electrical Components & Equipment - 0.1%
330,136	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.98% (LIBOR + 500 bps), 9/29/23	$332,612
	Industrial Conglomerates - 0.1%
306,311	Milacron LLC, Term B Loan, 4.48% (LIBOR + 250 bps), 9/28/23	$306,886
	Industrial Machinery - 0.0%†
167,014	NN, Inc., Tranche B Term Loan, 5.726% (LIBOR + 375 bps), 10/19/22	$167,119
	Trading Companies & Distributors - 0.0%†
8,663	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.98% (LIBOR + 300 bps), 12/12/19	$8,673
	Total Capital Goods	$1,861,048
	COMMERCIAL & PROFESSIONAL SERVICES - 0.0%†
	Diversified Support Services - 0.0%†
136,709	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.847% (LIBOR + 275 bps), 8/14/24	$137,308
	Total Commercial & Professional Services	$137,308
	COMMERCIAL SERVICES & SUPPLIES - 0.1%
	Human Resources & Employment Services - 0.0%†
78,944	On Assignment, Inc., Initial Term B-1 Loan, 3.98% (LIBOR + 200 bps), 6/3/22	$79,371
	Office Services & Supplies - 0.0%†
150,485	West Corp., Initial Term B Loan, 5.98% (LIBOR + 400 bps), 10/10/24	$150,579
	Security & Alarm Services - 0.1%
381,554	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.506% (LIBOR + 350 bps), 5/24/24	$386,006
	Total Commercial Services & Supplies	$615,956
	CONSUMER DISCRETIONARY - 0.0%†
	Advertising - 0.0%†
99,500	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 5.98% (LIBOR + 400 bps), 11/8/24	$100,889
	Total Consumer Discretionary	$100,889
	CONSUMER DURABLES & APPAREL - 0.0%†
	Housewares & Specialties - 0.0%†
144,900	Prestige Brands, Inc., Term B-4 Loan, 3.98% (LIBOR + 200 bps), 1/26/24	$145,651
	Total Consumer Durables & Apparel	$145,651
	CONSUMER SERVICES - 0.3%
	Casinos & Gaming - 0.1%
708,278	Scientific Games International, Inc., Initial Term B-5 Loan, 4.73% (LIBOR + 275 bps), 8/14/24	$711,930
	Education Services - 0.1%
385,007	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.98% (LIBOR + 200 bps), 11/7/23	$387,654
	Hotels, Resorts & Cruise Lines - 0.1%
271,029	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.71% (LIBOR + 175 bps), 10/25/23	$272,497
	Total Consumer Services	$1,372,081
	DIVERSIFIED FINANCIALS - 0.4%
	Diversifed Capital Markets - 0.1%
288,750	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.968% (LIBOR + 200 bps), 3/18/24	$290,555
	Other Diverisified Financial Services - 0.1%
313,240	Fly Funding II S.a.r.l., Term Loan, 4.37% (LIBOR + 200 bps), 2/9/23	$313,566
	Other Diversified Financial Services - 0.1%
423,530	Delos Finance S.a.r.l., New Term Loan, 4.052% (LIBOR + 175 bps), 10/6/23	$425,723
	Specialized Finance - 0.1%
516,937	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.23% (LIBOR + 225 bps), 2/16/24	$517,420
192,500(f)	SBA Senior Finance II LLC, Initial Term Loan, 4/11/25	192,590
		$710,010
	Total Diversified Financials	$1,739,854
	FOOD & STAPLES RETAILING - 0.1%
	Food Retail - 0.1%
447,046	Albertson's LLC, 2017-1 Term B-6 Loan, 5.319% (LIBOR + 300 bps), 6/22/23	$442,296
	Total Food & Staples Retailing	$442,296
Principal
Amount
USD ($)		Value
	FOOD, BEVERAGE & TOBACCO - 0.2%
	Agricultural Products - 0.1%
443,979	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.077% (LIBOR + 200 bps/PRIME + 100 bps), 12/18/24	$448,752
	Packaged Foods & Meats - 0.1%
472,315	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.647% (LIBOR + 250 bps), 10/30/22	$471,683
	Total Food, Beverage & Tobacco	$920,435
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Facilities - 0.1%
55,413	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 5.307% (LIBOR + 300 bps), 12/31/19	$55,177
102,642	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.557% (LIBOR + 325 bps), 1/27/21	100,140
266,022	Kindred Healthcare, Inc., New Term Loan, 5.875% (LIBOR + 350 bps), 4/9/21	266,854
89,044	Vizient, Inc., Term B-4 Loan, 4.73% (LIBOR + 275 bps), 2/13/23	89,768
		$511,939
	Health Care Services - 0.2%
280,183	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.99% (LIBOR + 300 bps), 12/1/23	$281,278
635,375	U.S. Renal Care, Inc., First Lien Initial Term Loan, 6.552% (LIBOR + 425 bps), 12/30/22	632,833
		$914,111
	Health Care Supplies - 0.2%
575,650	Kinetic Concepts, Inc., Dollar Term Loan, 5.552% (LIBOR + 325 bps), 2/2/24	$579,392
292,545	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.98% (LIBOR + 300 bps), 5/15/22	294,008
		$873,400
	Total Health Care Equipment & Services	$2,299,450
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Personal Products - 0.1%
450,796	Party City Holdings, Inc., 2018 Replacement Term Loan, 4.941% (LIBOR + 275 bps), 8/19/22	$453,191
	Total Household & Personal Products	$453,191
	MATERIALS - 0.4%
	Diversified Chemicals - 0.1%
135,706	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.302% (LIBOR + 300 bps), 9/23/24	$136,611
313,169	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.302% (LIBOR + 300 bps), 9/23/24	315,256
42,532	W. R. Grace & Co., Term B-1 Loan, 4.058% (LIBOR + 175 bps), 4/3/25	42,674
72,913	W. R. Grace & Co., Term B-2 Loan, 4.058% (LIBOR + 175 bps), 4/3/25	73,156
		$567,697
	Metal & Glass Containers - 0.0%†
62,679	BWay Holding Co., Initial Term Loan, 5.587% (LIBOR + 325 bps), 4/3/24	$62,908
	Specialty Chemicals - 0.3%
847,100	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.98% (LIBOR + 300 bps), 6/7/23	$853,453
267,822	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-7 Term Loan, 4.48% (LIBOR + 250 bps), 6/7/20	268,799
		$1,122,252
	Total Materials	$1,752,857
	MEDIA - 1.1%
	Broadcasting - 0.7%
791,019	Gray Television, Inc., Term B-2 Loan, 4.168% (LIBOR + 225 bps), 2/7/24	$794,084
191,940	Quebecor Media, Inc., Facility B-1 Tranche, 4.593% (LIBOR + 225 bps), 8/17/20	192,419
796,000	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 4.226% (LIBOR + 225 bps), 8/23/24	797,990
500,000(f)	Sinclair Television Group, Inc., Term Loan B, 12/12/24	500,685
425,112	Sinclair Television Group, Inc., Tranche B Term Loan, 4.24% (LIBOR + 225 bps), 1/3/24	426,106
33,254	Tribune Media Co. (fka Tribune Co.), Term B Loan, 4.98% (LIBOR + 300 bps), 12/27/20	33,316
414,475	Tribune Media Co. (fka Tribune Co.), Term C Loan, 4.98% (LIBOR + 300 bps), 1/26/24	415,249
		$3,159,849
	Cable & Satellite - 0.3%
386,083	Mediacom Illinois LLC (fka Mediacom Communications LLC), Tranche N Term Loan, 3.51% (LIBOR + 175 bps), 2/15/24	$387,772
1,025,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.419% (LIBOR + 250 bps), 4/15/25	1,020,341
		$1,408,113
	Movies & Entertainment - 0.1%
238,850	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.169% (LIBOR + 225 bps), 12/15/22	$239,746
492,525	Live Nation Entertainment, Inc., Term B-3 Loan, 3.75% (LIBOR + 175 bps), 10/31/23	495,296
		$735,042
	Total Media	$5,303,004
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
	Pharmaceuticals - 0.1%
238,200	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 6.25% (LIBOR + 425 bps), 4/29/24	$236,652
238,642	Mallinckrodt International Finance SA, 2017 Term B Loan, 5.203% (LIBOR + 275 bps), 9/24/24	233,682
223,495	Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, 5.42% (LIBOR + 350 bps), 4/1/22	224,299
	Total Pharmaceuticals, Biotechnology & Life Sciences	$694,633
Principal
Amount
USD ($)		Value
	REAL ESTATE - 0.1%
	Hotel & Resort REIT - 0.1%
308,700	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.754% (LIBOR + 200 bps), 4/25/23	$309,086
	Total Real Estate	$309,086
	RETAILING - 0.1%
	Specialty Stores - 0.1%
447,750	Staples, Inc., Closing Date Term Loan, 6.358% (LIBOR + 400 bps), 9/12/24	$436,709
	Total Retailing	$436,709
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.1%
599,506	Sensata Technologies BV (Sensata Technologies Finance Co. LLC), Sixth Amendment Term Loan, 3.668% (LIBOR + 175 bps), 10/14/21	$602,925
	Semiconductors - 0.0%†
98,235	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.98% (LIBOR + 200 bps), 3/31/23	$98,610
	Total Semiconductors & Semiconductor Equipment	$701,535
	SOFTWARE & SERVICES - 0.2%
	Application Software - 0.0%†
244,734	Verint Systems, Inc., Refinancing Term Loan, 3.907% (LIBOR + 200 bps), 6/28/24	$246,263
	Internet Software & Services - 0.0%†
183,463	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-3 Loan, 3.919% (LIBOR + 200 bps), 10/14/23	$184,062
	IT Consulting & Other Services - 0.1%
389,978	CDW LLC (aka AP Exhaust Acq LLC) (fka CDW Corp.), Term Loan, 4.06% (LIBOR + 175 bps), 8/17/23	$391,854
59	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 6.73% (LIBOR + 475 bps), 4/28/21	56
		$391,910
	Systems Software - 0.1%
345,076	MA FinanceCo. LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.48% (LIBOR + 250 bps), 11/19/21	$342,920
	Total Software & Services	$1,165,155
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	Communication Equipment - 0.1%
274,047	Ciena Corp., Refinancing Term Loan, 4.448% (LIBOR + 250 bps), 1/28/22	$275,759
	Electronic Equipment Manufacturers - 0.0%†
198,751	Zebra Technologies Corp., Tranche B Term Loan, 4.362% (LIBOR + 200 bps), 10/27/21	$199,546
	Total Technology Hardware & Equipment	$475,305
	TELECOMMUNICATIONS SERVICES - 0.2%
	Integrated Telecommunication Services - 0.1%
363,506	GCI Holdings, Inc., New Term B Loan, 4.23% (LIBOR + 225 bps), 2/2/22	$365,096
225,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.211% (LIBOR + 225 bps), 2/22/24	225,545
		$590,641
	Wireless Telecommunications Services - 0.1%
235,662	Virgin Media Bristol LLC, Facility K, 4.419% (LIBOR + 250 bps), 1/15/26	$235,331
	Total Telecommunications Services	$825,972
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
727,500	American Airlines, Inc., 2017 Replacement Term Loan, 3.929% (LIBOR + 200 bps), 10/10/21	$724,621
	Total Transportation	$724,621
	UTILITIES - 0.3%
	Electric Utilities - 0.3%
727,531	APLP Holdings, Ltd. Partnership, Term Loan, 4.98% (LIBOR + 300 bps), 4/13/23	$731,849
677,669	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.73% (LIBOR + 375 bps), 10/2/23	679,098
	Total Utilities	$1,410,947
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $25,397,029)	$25,591,839
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0% of Net Assets
823,571	Fannie Mae, 2.0%, 8/1/23	$809,802
783,908	Fannie Mae, 2.0%, 11/1/23	770,011
432,665(a)	Fannie Mae, 2.43% (2 Month USD LIBOR + 160 bps), 7/1/45	433,794
653,766	Fannie Mae, 2.5%, 9/1/22	650,887
166,326	Fannie Mae, 2.5%, 6/1/23	165,726
406,792	Fannie Mae, 2.5%, 11/1/23	405,323
976,413	Fannie Mae, 2.5%, 3/1/28	959,648
25,977(a)	Fannie Mae, 2.777% (2 Month Treasury Average Rate + 140 bps), 11/1/40	25,482
228,136	Fannie Mae, 3.0%, 5/1/21	227,577
240,554	Fannie Mae, 3.0%, 12/1/21	241,958
574,155	Fannie Mae, 3.0%, 10/1/27	573,574
764,138	Fannie Mae, 3.0%, 11/1/27	765,169
277,305(a)	Fannie Mae, 3.146% (2 Month USD LIBOR + 140 bps), 10/1/36	278,856
66,681(a)	Fannie Mae, 3.405% (1 Year CMT Index + 216 bps), 10/1/29	67,756
25,602(a)	Fannie Mae, 3.406% (1 Year CMT Index + 232 bps), 12/1/28	26,461
952(a)	Fannie Mae, 3.416% (1 Year CMT Index + 212 bps), 11/1/25	985
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
28,595(a)	Fannie Mae, 3.617% (2 Month USD LIBOR + 179 bps), 7/1/36	$30,102
20,317(a)	Fannie Mae, 3.675% (6 Month USD LIBOR + 218 bps), 11/1/24	20,726
1,879(a)	Fannie Mae, 3.948% (1 Year CMT Index + 222 bps), 4/1/29	1,911
42,232	Fannie Mae, 4.0%, 8/1/19	43,438
89,669	Fannie Mae, 4.0%, 12/1/19	92,229
156,714	Fannie Mae, 4.0%, 1/1/20	161,188
240,800	Fannie Mae, 4.0%, 10/1/20	247,675
266,860	Fannie Mae, 4.0%, 3/1/21	274,479
33,639(a)	Fannie Mae, 4.044% (6 Month USD LIBOR + 226 bps), 1/1/25	34,071
88,331(a)	Fannie Mae, 4.242% (11th District Cost of Funds Index + 193 bps), 12/1/36	92,674
2,518(a)	Fannie Mae, 4.338% (1 Year CMT Index + 246 bps), 4/1/28	2,521
239,839	Fannie Mae, 4.5%, 5/1/39	253,535
401,181	Fannie Mae, 4.5%, 5/1/39	424,027
131,431	Fannie Mae, 4.5%, 1/1/41	138,657
539(a)	Fannie Mae, 4.765% (6 Month USD LIBOR + 285 bps), 2/1/33	565
59,383	Fannie Mae, 5.0%, 11/1/20	61,137
289,455	Fannie Mae, 5.0%, 10/1/41	310,736
17,061	Fannie Mae, 5.5%, 12/1/35	18,415
138,009	Fannie Mae, 5.5%, 8/1/37	150,287
147,669	Fannie Mae, 6.0%, 10/1/22	153,259
15,190	Fannie Mae, 6.0%, 2/1/34	16,714
12,456	Fannie Mae, 6.0%, 4/1/38	13,798
162,267	Fannie Mae, 6.5%, 4/1/29	177,306
3,526	Fannie Mae, 6.5%, 7/1/32	3,976
10,558	Fannie Mae, 7.0%, 1/1/36	11,685
507,077	Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	497,687
1,787(a)	Federal Home Loan Mortgage Corp., 3.389% (2 Month Treasury Average Rate + 250 bps), 4/1/29	1,806
3,520(a)	Federal Home Loan Mortgage Corp., 3.491% (1 Year CMT Index + 225 bps), 11/1/31	3,715
1,488(a)	Federal Home Loan Mortgage Corp., 3.598% (1 Year CMT Index + 236 bps), 1/1/28	1,550
109,395(a)	Federal Home Loan Mortgage Corp., 3.656% (2 Month USD LIBOR + 191 bps), 10/1/31	110,574
36,172(a)	Federal Home Loan Mortgage Corp., 3.658% (2 Month USD LIBOR + 191 bps), 8/1/31	37,366
161,944(a)	Federal Home Loan Mortgage Corp., 3.658% (2 Month USD LIBOR + 191 bps), 12/1/31	161,222
71,860	Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	74,047
7,243(a)	Federal Home Loan Mortgage Corp., 4.289% (6 Month USD LIBOR + 229 bps), 4/1/25	7,393
14,660	Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	14,767
15,250	Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	15,361
17,925	Federal Home Loan Mortgage Corp., 5.0%, 2/1/21	18,279
45,858	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	49,105
13,030	Federal Home Loan Mortgage Corp., 5.5%, 8/1/23	13,527
68,181	Government National Mortgage Association I, 5.0%, 8/15/19	69,838
32,295	Government National Mortgage Association I, 6.0%, 12/15/31	35,616
60,257	Government National Mortgage Association I, 6.0%, 11/15/36	66,794
17,840	Government National Mortgage Association I, 6.5%, 5/15/31	20,269
6,552	Government National Mortgage Association I, 6.5%, 7/15/35	7,313
18,269	Government National Mortgage Association I, 6.5%, 10/15/37	20,678
31,064	Government National Mortgage Association I, 7.5%, 10/15/36	33,127
13,036	Government National Mortgage Association II, 6.0%, 8/20/19	13,076
93,584	Government National Mortgage Association II, 6.0%, 10/20/21	95,469
57,569	Government National Mortgage Association II, 6.0%, 4/20/22	58,257
54,703	Government National Mortgage Association II, 6.0%, 11/20/22	55,870
500,000	U.S. Treasury Bond, 8.125%, 8/15/21	585,430
745,000	U.S. Treasury Notes, 1.0%, 9/30/19	732,079
490,000	U.S. Treasury Notes, 1.0%, 10/15/19	481,080
2,485,000	U.S. Treasury Notes, 1.0%, 11/30/19	2,435,494
2,335,000	U.S. Treasury Notes, 1.125%, 7/31/21	2,233,300
4,100,000	U.S. Treasury Notes, 1.125%, 8/31/21	3,915,500
1,000,000	U.S. Treasury Notes, 1.375%, 8/31/20	976,328
980,000	U.S. Treasury Notes, 1.5%, 11/30/19	967,444
1,000,000	U.S. Treasury Notes, 1.5%, 4/15/20	983,437
2,550,000	U.S. Treasury Notes, 2.0%, 8/31/21	2,504,279
500,000	U.S. Treasury Notes, 2.25%, 2/29/20	498,848
3,295,000	U.S. Treasury Notes, 2.25%, 7/31/21	3,263,594
750,000	U.S. Treasury Notes, 2.375%, 4/30/20	749,502
735,000	U.S. Treasury Notes, 2.375%, 4/15/21	731,957
1,205,000	U.S. Treasury Notes, 3.375%, 11/15/19	1,222,275
750,000	U.S. Treasury Notes, 3.5%, 5/15/20	765,293
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $34,466,541)	$33,666,666
	TEMPORARY CASH INVESTMENTS - 0.7% of Net Assets
	CERTIFICATES OF DEPOSIT - 0.4%
750,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.65%, 6/29/18	$749,796
505,000(a)	DNB Bank ASA, 2.083% (1 Month USD LIBOR + 16 bps), 8/6/18	505,160
585,000(a)	Mizuho Bank, Ltd., 2.786% (3 Month USD LIBOR + 50 bps), 9/24/18	585,286
		$1,840,242
	COMMERCIAL PAPERS - 0.3%
500,000	Celgene Corp., 2.254%, 6/28/18	$499,102
Principal
Amount
USD ($)		Value
	COMMERCIAL PAPERS - (continued)
500,000	Church & Dwight Co., Inc., 2.254%, 6/29/18	499,067
485,000	Time Warner, Inc., 2.575%, 7/17/18	483,471
		$1,481,640
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $3,322,247)	$3,321,882
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $485,366,720)	$481,783,989
	OTHER ASSETS AND LIABILITIES - 0.1%	$708,584
	NET ASSETS - 100.0%	$482,492,573

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
CPI	Consumer Price Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
NSA	Nonseasonally Adjusted.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate trading of Registered interest and principal of securities.
YoY	Year over Year.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2018, the value of these securities amounted to $186,040,202, or 38.6% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At May 31, 2018, the value of these securities amounted to $18,295,970, or 3.8% of net assets.
P
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2018.
(b)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at May 31, 2018.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at May 31, 2018.
(d)	Structured reinsurance investment. At May 31, 2018, the value of these securities amounted to $9,711,574, or 2.0% of net assets.
(e)	Rate to be determined.
(f)	This term loan will settle after May 31, 2018, at which time the interest rate will be determined.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
790	U.S. 2 Year Note (CBT)	9/28/18	$167,726,837	$167,665,157	$(61,680)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
74	U.S. 5 Year Note (CBT)	9/28/18	$8,422,703	$8,427,906	$(5,203)
TOTAL FUTURES CONTRACTS			$159,304,134	$159,237,251	$(66,883)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$78,519,434	$–	$78,519,434
Collateralized Mortgage Obligations	–	137,563,746	–	137,563,746
Corporate Bonds
Insurance
Reinsurance	–	17,880,970	10,126,574	28,007,544
All Other Corporate Bonds	–	175,112,878	–	175,112,878
Senior Secured Floating Rate Loan Interests	–	25,591,839	–	25,591,839
U.S. Government and Agency Obligations	–	33,666,666	–	33,666,666
Certificates of Deposit	–	1,840,242	–	1,840,242
Commercial Papers	–	1,481,640	–	1,481,640
Total Investments in Securities	$–	$471,657,415	$10,126,574	$481,783,989
Other Financial Instruments
Unrealized depreciation on futures contracts	$(66,883)	$–	$–	$(66,883)
Total Other Financial Instruments	$(66,883)	$–	$–	$(66,883)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 8/31/17	$ 9,761,646
Realized gain (loss)	(28,174)
Change in unrealized appreciation (depreciation)	(971,080)
Accrued discounts/premiums	(15,271)
Purchases	6,336,691
Sales	(4,957,238)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 05/31/18	$ 10,126,574

*	Transfers are calculated on the beginning of period value. For nine months ended May 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2018: $(768,121).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

 CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date July 27, 2018

* Print the name and title of each signing officer under his or her signature.